As filed with the Securities and Exchange Commission on November 26, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10487

Hotchkis & Wiley Funds
(Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(Address of principal executive offices) (Zip code)

Anna Marie Lopez
Hotchkis & Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(Name and address of agent for service)

Copy to:

Karin Jagel Flynn, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois  60601

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2015

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

Schedule of Investments - September 30, 2014
Hotchkis & Wiley Diversified Value Fund (Unaudited)

	Shares
COMMON STOCKS - 97.69%	Held	Value
CONSUMER DISCRETIONARY - 14.58%
Auto Components - 2.09%
Johnson Controls, Inc.	250,900	$11,039,600
Automobiles - 2.94%
General Motors Company	319,200	10,195,248
Honda Motor Co., Ltd. - ADR	154,900	5,309,972
		15,505,220
Hotels, Restaurants & Leisure - 1.22%
Carnival Corporation	68,100	2,735,577
McDonald's Corporation	39,300	3,726,033
		6,461,610
Media - 4.28%
Comcast Corporation	133,500	7,142,250
The Interpublic Group of Companies, Inc.	345,500	6,329,560
Omnicom Group Inc.	37,200	2,561,592
Time Warner Cable Inc.	45,800	6,571,842
		22,605,244
Multiline Retail - 2.52%
Nordstrom, Inc.	38,300	2,618,571
Target Corporation	169,900	10,649,332
		13,267,903
Specialty Retail - 1.53%
Bed Bath & Beyond Inc. (a)	82,000	5,398,060
Lowe's Companies, Inc.	50,200	2,656,584
		8,054,644
TOTAL CONSUMER DISCRETIONARY		76,934,221

CONSUMER STAPLES - 5.46%
Beverages - 0.53%
Molson Coors Brewing Company	37,300	2,776,612
Food & Staples Retailing - 2.27%
Wal-Mart Stores, Inc.	156,600	11,975,202
Food Products - 2.17%
Bunge Limited	31,400	2,644,822
Kellogg Company	61,400	3,782,240
Mondelez International, Inc.	146,100	5,006,116
		11,433,178
Tobacco - 0.49%
Philip Morris International Inc.	31,200	2,602,080
TOTAL CONSUMER STAPLES		28,787,072

ENERGY - 7.99%
Oil, Gas & Consumable Fuels - 7.99%
Cobalt International Energy, Inc. (a)	789,900	10,742,640
Kosmos Energy Ltd. (a)	162,100	1,614,516
Marathon Oil Corporation	230,300	8,656,977
Murphy Oil Corporation	94,300	5,366,613
Royal Dutch Shell PLC - ADR	207,320	15,783,272
TOTAL ENERGY		42,164,018

FINANCIALS - 26.39%
Banks - 14.99%
Bank of America Corporation	1,021,922	17,423,770
Citigroup Inc.	406,674	21,073,847
Citizens Financial Group, Inc. (a)	348,900	8,171,238
JPMorgan Chase & Co.	330,900	19,933,416
SunTrust Banks, Inc.	163,700	6,225,511
Wells Fargo & Company	120,234	6,236,537
		79,064,319
Capital Markets - 2.29%
The Bank of New York Mellon Corporation	137,200	5,313,756
The Goldman Sachs Group, Inc.	15,000	2,753,550
Morgan Stanley	117,100	4,048,147
		12,115,453
Consumer Finance - 1.87%
Capital One Financial Corporation	120,800	9,859,696
Insurance - 7.24%
The Allstate Corporation	153,200	9,401,884
American International Group, Inc.	389,400	21,035,388
Unum Group	226,000	7,769,880
		38,207,152
TOTAL FINANCIALS		139,246,620

HEALTH CARE - 15.07%
Health Care Equipment & Supplies - 1.93%
Covidien Public Limited Company	29,400	2,543,394
Medtronic, Inc.	81,500	5,048,925
Zimmer Holdings, Inc.	26,000	2,614,300
		10,206,619
Health Care Providers & Services - 6.96%
Aetna Inc.	31,500	2,551,500
Express Scripts Holding Company (a)	71,200	5,028,856
Humana Inc.	51,000	6,644,790
Quest Diagnostics Inc.	41,800	2,536,424
UnitedHealth Group Incorporated	141,600	12,213,000
WellPoint, Inc.	64,700	7,739,414
		36,713,984
Pharmaceuticals - 6.18%
Eli Lilly and Company	102,000	6,614,700
GlaxoSmithKline plc - ADR	258,400	11,878,648
Sanofi SA - ADR	249,700	14,090,571
		32,583,919
TOTAL HEALTH CARE		79,504,522

INDUSTRIALS - 7.30%
Aerospace & Defense - 2.79%
The Boeing Company	51,400	6,547,332
Embraer S.A. - ADR	69,800	2,737,556
Northrop Grumman Corporation	20,800	2,740,608
Rockwell Collins, Inc.	34,600	2,716,100
		14,741,596
Air Freight & Logistics - 0.54%
FedEx Corporation	17,500	2,825,375
Machinery - 3.97%
CNH Industrial N.V. (c)	298,400	2,366,312
Cummins Inc.	66,600	8,789,868
PACCAR Inc.	81,400	4,629,625
Stanley Black & Decker, Inc.	57,900	5,140,941
		20,926,746
TOTAL INDUSTRIALS		38,493,717

INFORMATION TECHNOLOGY - 14.60%
Communications Equipment - 1.01%
Telefonaktiebolaget LM Ericsson - ADR	422,600	5,320,534
Electronic Equipment, Instruments & Components - 3.36%
Corning Incorporated	796,300	15,400,442
TE Connectivity Ltd.	41,500	2,294,535
		17,694,977
IT Services - 1.80%
International Business Machines Corporation	37,000	7,023,710
Teradata Corporation (a)	59,000	2,473,280
		9,496,990
Semiconductors & Semiconductor Equipment - 0.50%
Texas Instruments Incorporated	54,900	2,618,181
Software - 5.74%
Microsoft Corporation	313,800	14,547,768
Oracle Corporation	411,400	15,748,392
		30,296,160
Technology Hardware, Storage & Peripherals - 2.19%
Hewlett-Packard Company	326,300	11,573,861
TOTAL INFORMATION TECHNOLOGY		77,000,703

TELECOMMUNICATION SERVICES - 2.50%
Wireless Telecommunication Services - 2.50%
Vodafone Group Public Limited Company - ADR	401,663	13,210,696
TOTAL TELECOMMUNICATION SERVICES		13,210,696

UTILITIES - 3.80%
Electric Utilities - 0.50%
PPL Corporation	79,900	2,623,916
Independent Power & Renewable Electricity Producers - 1.20%
NRG Energy, Inc.	208,000	6,339,840
Multi-Utilities - 2.10%
Public Service Enterprise Group Incorporated	297,000	11,060,280
TOTAL UTILITIES		20,024,036

Total common stocks (Cost $478,940,019)		515,365,605

Total long-term investments (Cost $478,940,019)		515,365,605

COLLATERAL FOR SECURITIES ON LOAN - 0.20%
Money Market Funds - 0.20%
Invesco Government & Agency Portfolio, 0.01%^	1,066,400	1,066,400
Total collateral for securities on loan (Cost $1,066,400)		1,066,400
	Principal
SHORT-TERM INVESTMENTS - 2.40%	Amount
Time Deposits - 2.40%
The Bank of Tokyo - Mitsubishi UFJ, Ltd., 0.03%, 10/01/2014*	$12,672,417	12,672,417
Total short-term investments (Cost $12,672,417)		12,672,417

Total investments - 100.29% (Cost $492,678,836)		529,104,422

Liabilities in excess of other assets - (0.29)%		(1,563,457)

Net assets - 100.00%		$527,540,965

(a) -	Non-income producing security.
(c) -	All or a portion of this security is on loan. The total market value of securities on loan was $1,041,073.
ADR -	American Depositary Receipt
^ -	Rate shown is the 7-day yield as of September 30, 2014.
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2014
Hotchkis & Wiley Large Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 97.71%	Held	Value
CONSUMER DISCRETIONARY - 12.82%
Auto Components - 2.18%
Johnson Controls, Inc.	373,600	$16,438,400
Automobiles - 2.89%
General Motors Company	454,100	14,503,954
Honda Motor Co., Ltd. - ADR	213,900	7,332,492
		21,836,446
Hotels, Restaurants & Leisure - 0.69%
McDonald's Corporation	55,300	5,242,993
Media - 3.52%
Comcast Corporation	222,000	11,877,000
The Interpublic Group of Companies, Inc.	389,600	7,137,472
Time Warner Cable Inc.	52,900	7,590,621
		26,605,093
Multiline Retail - 2.51%
Target Corporation	302,200	18,941,896
Specialty Retail - 1.03%
Bed Bath & Beyond Inc. (a)	118,300	7,787,689
TOTAL CONSUMER DISCRETIONARY		96,852,517

CONSUMER STAPLES - 4.61%
Food & Staples Retailing - 3.03%
Wal-Mart Stores, Inc.	299,200	22,879,824
Food Products - 1.11%
Kellogg Company	81,500	5,020,400
Mondelez International, Inc.	99,000	3,392,235
		8,412,635
Tobacco - 0.47%
Philip Morris International Inc.	42,500	3,544,500
TOTAL CONSUMER STAPLES		34,836,959

ENERGY - 8.22%
Oil, Gas & Consumable Fuels - 8.22%
Marathon Oil Corporation	384,800	14,464,632
Murphy Oil Corporation	268,200	15,263,262
Royal Dutch Shell PLC - ADR	334,344	25,453,609
Total S.A. - ADR	107,200	6,909,040
TOTAL ENERGY		62,090,543

FINANCIALS - 27.00%
Banks - 14.91%
Bank of America Corporation	1,501,489	25,600,387
Citigroup Inc.	612,868	31,758,820
Citizens Financial Group, Inc. (a)	497,200	11,644,424
JPMorgan Chase & Co.	533,700	32,150,088
Wells Fargo & Company	221,891	11,509,486
		112,663,205
Capital Markets - 1.56%
The Bank of New York Mellon Corporation	193,100	7,478,763
The Goldman Sachs Group, Inc.	23,300	4,277,181
		11,755,944
Consumer Finance - 1.96%
Capital One Financial Corporation	181,500	14,814,030
Insurance - 8.57%
The Allstate Corporation	276,100	16,944,257
American International Group, Inc.	651,200	35,177,824
Unum Group	367,800	12,644,964
		64,767,045
TOTAL FINANCIALS		204,000,224

HEALTH CARE - 14.12%
Health Care Equipment & Supplies - 1.93%
Medtronic, Inc.	119,600	7,409,220
Zimmer Holdings, Inc.	71,300	7,169,215
		14,578,435
Health Care Providers & Services - 5.54%
Humana Inc.	72,500	9,446,025
UnitedHealth Group Incorporated	226,200	19,509,750
WellPoint, Inc.	107,600	12,871,112
		41,826,887
Pharmaceuticals - 6.65%
Eli Lilly and Company	174,100	11,290,385
GlaxoSmithKline plc - ADR	408,500	18,778,745
Sanofi SA - ADR	358,100	20,207,583
		50,276,713
TOTAL HEALTH CARE		106,682,035

INDUSTRIALS - 7.65%
Aerospace & Defense - 2.35%
The Boeing Company	82,500	10,508,850
Embraer S.A. - ADR	81,900	3,212,118
Northrop Grumman Corporation	31,000	4,084,560
		17,805,528
Machinery - 4.87%
CNH Industrial N.V. (c)	433,200	3,435,276
Cummins Inc.	130,900	17,276,182
PACCAR Inc.	147,900	8,411,813
Stanley Black & Decker, Inc.	86,300	7,662,577
		36,785,848
Professional Services - 0.43%
Manpowergroup Inc.	46,100	3,231,610
TOTAL INDUSTRIALS		57,822,986

INFORMATION TECHNOLOGY - 13.69%
Communications Equipment - 1.03%
Telefonaktiebolaget LM Ericsson - ADR	615,700	7,751,663
Electronic Equipment, Instruments & Components - 2.94%
Corning Incorporated	1,148,500	22,211,990
IT Services - 1.55%
International Business Machines Corporation	61,600	11,693,528
Software - 5.74%
Microsoft Corporation	450,400	20,880,544
Oracle Corporation	587,000	22,470,360
		43,350,904
Technology Hardware, Storage & Peripherals - 2.43%
Hewlett-Packard Company	518,800	18,401,836
TOTAL INFORMATION TECHNOLOGY		103,409,921

TELECOMMUNICATION SERVICES - 3.05%
Wireless Telecommunication Services - 3.05%
Vodafone Group Public Limited Company - ADR	701,154	23,060,955
TOTAL TELECOMMUNICATION SERVICES		23,060,955

UTILITIES - 6.55%
Electric Utilities - 2.45%
PPL Corporation	335,200	11,007,968
The Southern Company	171,400	7,481,610
		18,489,578
Independent Power & Renewable Electricity Producers - 1.37%
NRG Energy, Inc.	339,700	10,354,056
Multi-Utilities - 2.73%
Public Service Enterprise Group Incorporated	553,100	20,597,444
TOTAL UTILITIES		49,441,078

Total common stocks (Cost $716,358,350)		738,197,218

Total long-term investments (Cost $716,358,350)		738,197,218

COLLATERAL FOR SECURITIES ON LOAN - 0.17%
Money Market Funds - 0.17%
Invesco Government & Agency Portfolio, 0.01%^	1,247,200	1,247,200
Total collateral for securities on loan (Cost $1,247,200)		1,247,200
	Principal
SHORT-TERM INVESTMENTS - 2.11%	Amount
Time Deposits - 2.11%
JPMorgan Chase & Co., 0.03%, 10/01/2014*	$15,958,628	15,958,628
Total short-term investments (Cost $15,958,628)		15,958,628

Total investments - 99.99% (Cost $733,564,178)		755,403,046

Other assets in excess of liabilities - 0.01%		56,843

Net assets - 100.00%		$755,459,889

(a) -	Non-income producing security.
(c) -	All or a portion of this security is on loan. The total market value of securities on loan was $1,217,579.
ADR -	American Depositary Receipt
^ -	Rate shown is the 7-day yield as of September 30, 2014.
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2014
Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 96.46%	Held	Value
CONSUMER DISCRETIONARY - 16.85%
Auto Components - 4.08%
The Goodyear Tire & Rubber Company	4,473,800	$101,040,773
Lear Corporation	465,100	40,189,291
		141,230,064
Diversified Consumer Services - 0.73%
H & R Block, Inc.	808,800	25,080,888
Hotels, Restaurants & Leisure - 0.84%
Bally Technologies, Inc. (a)	359,200	28,987,440
Household Durables - 0.22%
TRI Pointe Homes, Inc. (a)	597,500	7,731,650
Media - 2.21%
The Interpublic Group of Companies, Inc.	3,227,400	59,125,968
News Corporation (a)	1,055,300	17,254,155
		76,380,123
Multiline Retail - 2.98%
Kohl's Corporation	1,688,900	103,073,567
Specialty Retail - 5.79%
Bed Bath & Beyond Inc. (a)	954,000	62,801,820
Best Buy Co., Inc.	699,800	23,506,282
Office Depot, Inc. (a)	3,255,500	16,733,270
Rent-A-Center, Inc.	1,508,100	45,770,835
Staples, Inc.	4,245,700	51,372,970
		200,185,177
TOTAL CONSUMER DISCRETIONARY		582,668,909

CONSUMER STAPLES - 2.92%
Food Products - 2.92%
Bunge Limited	867,500	73,069,525
Fresh Del Monte Produce Inc.	873,400	27,861,460
TOTAL CONSUMER STAPLES		100,930,985

ENERGY - 10.00%
Energy Equipment & Services - 0.89%
McDermott International, Inc. (a) (c)	2,371,300	13,563,836
Rowan Companies PLC	689,600	17,453,776
		31,017,612
Oil, Gas & Consumable Fuels - 9.11%
Cairn Energy PLC (a) (f)	11,628,400	33,166,889
Cobalt International Energy, Inc. (a)	8,772,300	119,303,280
Comstock Resources, Inc.	1,701,000	31,672,620
Kosmos Energy Ltd. (a)	10,781,800	107,386,728
Ophir Energy plc (a) (f)	6,324,100	23,452,348
		314,981,865
TOTAL ENERGY		345,999,477

FINANCIALS - 28.70%
Banks - 14.93%
CIT Group Inc.	761,300	34,989,348
Citizens Financial Group, Inc. (a)	5,163,400	120,926,828
First Horizon National Corporation	4,859,258	59,671,684
Popular, Inc. (a)	1,938,900	57,071,521
Regions Financial Corporation	9,407,100	94,447,284
SunTrust Banks, Inc.	2,918,400	110,986,752
Zions Bancorporation	1,317,400	38,283,644
		516,377,061
Diversified Financial Services - 2.02%
PHH Corporation (a) (b) (c)	3,128,000	69,942,080
Insurance - 11.12%
Alleghany Corporation (a)	81,800	34,204,670
Aspen Insurance Holdings Limited	622,700	26,632,879
Unum Group	2,308,400	79,362,792
White Mountains Insurance Group, Ltd.	176,300	111,081,341
Willis Group Holdings Public Limited Company	2,781,500	115,154,100
XL Group Public Limited Company	552,500	18,326,425
		384,762,207
Real Estate Investment Trusts - 0.63%
The GEO Group, Inc.	565,800	21,624,876
TOTAL FINANCIALS		992,706,224

HEALTH CARE - 4.77%
Health Care Providers & Services - 4.77%
Humana Inc.	764,300	99,580,647
LifePoint Hospitals, Inc. (a)	234,800	16,245,812
Quest Diagnostics Inc.	420,800	25,534,144
WellCare Health Plans, Inc. (a)	388,500	23,442,090
TOTAL HEALTH CARE		164,802,693

INDUSTRIALS - 6.15%
Aerospace & Defense - 1.51%
Embraer S.A. - ADR	887,500	34,807,750
Rockwell Collins, Inc.	221,600	17,395,600
		52,203,350
Machinery - 1.95%
Navistar International Corporation (a)	490,600	16,145,646
Stanley Black & Decker, Inc.	579,500	51,453,805
		67,599,451
Road & Rail - 2.69%
Con-way Inc.	1,958,700	93,038,250
TOTAL INDUSTRIALS		212,841,051

INFORMATION TECHNOLOGY - 15.91%
Communications Equipment - 3.20%
ARRIS Group, Inc. (a)	3,899,000	110,556,145
Electronic Equipment, Instruments & Components - 5.77%
Avnet, Inc.	2,504,800	103,949,200
CDW Corporation	2,289,300	71,082,765
Ingram Micro Inc. (a)	954,400	24,633,064
		199,665,029
IT Services - 1.68%
Teradata Corporation (a)	813,100	34,085,152
The Western Union Company	1,509,300	24,209,172
		58,294,324
Semiconductors & Semiconductor Equipment - 3.13%
Marvell Technology Group Ltd.	2,588,800	34,897,024
ON Semiconductor Corporation (a)	8,204,700	73,350,018
		108,247,042
Software - 2.13%
CA, Inc.	1,274,700	35,615,118
Comverse, Inc. (a)	152,680	3,409,344
Symantec Corporation	1,468,200	34,517,382
		73,541,844
TOTAL INFORMATION TECHNOLOGY		550,304,384

UTILITIES - 11.16%
Electric Utilities - 5.96%
Great Plains Energy Incorporated	4,630,600	111,921,602
PPL Corporation	2,866,400	94,132,576
		206,054,178
Independent Power & Renewable Electricity Producers - 1.77%
NRG Energy, Inc.	2,010,800	61,289,184
Multi-Utilities - 3.43%
Public Service Enterprise Group Incorporated	3,183,400	118,549,816
TOTAL UTILITIES		385,893,178

Total common stocks (Cost $3,060,203,587)		3,336,146,901

Total long-term investments (Cost $3,060,203,587)		3,336,146,901

COLLATERAL FOR SECURITIES ON LOAN - 1.55%
Money Market Funds - 1.55%
Invesco Government & Agency Portfolio, 0.01%^	53,767,463	53,767,463
Total collateral for securities on loan (Cost $53,767,463)		53,767,463
	Principal
SHORT-TERM INVESTMENTS - 4.32%	Amount
Time Deposits - 4.32%
Banco Santander S.A., 0.03%, 10/01/2014*	$27,442,009	27,442,009
BNP Paribas, 0.03%, 10/01/2014*	121,800,352	121,800,352
Total short-term investments (Cost $149,242,361)		149,242,361

Total investments - 102.33% (Cost $3,263,213,411)		3,539,156,725

Liabilities in excess of other assets - (2.33)%		(80,576,550)

Net assets - 100.00%		$3,458,580,175

(a) -	Non-income producing security.
(b) -
Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2014, is set forth below:

Issuer Name	Share Balance At July 1, 2014	Additions	Reductions	Share Balance At September 30, 2014	Dividend Income	Value At September 30, 2014
PHH Corporation	3,128,000	-	-	3,128,000	$-	$69,942,080

(c) -	All or a portion of these securities are on loan. The total market value of securities on loan was $52,327,748.
(f) -
Securities were fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $56,619,237, which represented 1.64% of net assets.

ADR -	American Depositary Receipt
^ -	Rate shown is the 7-day yield as of September 30, 2014.
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2014
Hotchkis & Wiley Small Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 96.19%	Held	Value
CONSUMER DISCRETIONARY - 10.42%
Hotels, Restaurants & Leisure - 0.87%
Lakes Entertainment, Inc. (a)	98,500	$820,505
Ruby Tuesday, Inc. (a)	1,313,700	7,737,693
		8,558,198
Household Durables - 3.79%
Helen of Troy Limited (a)	329,700	17,315,844
M/I Homes, Inc. (a)	583,000	11,555,060
TRI Pointe Homes, Inc. (a)	257,400	3,330,756
William Lyon Homes (a)	228,700	5,054,270
		37,255,930
Specialty Retail - 5.57%
Rent-A-Center, Inc.	859,200	26,076,720
Sonic Automotive, Inc.	1,174,000	28,774,740
		54,851,460
Textiles, Apparel & Luxury Goods - 0.19%
Quiksilver, Inc. (a)	1,096,700	1,886,324
TOTAL CONSUMER DISCRETIONARY		102,551,912

ENERGY - 3.57%
Energy Equipment & Services - 1.31%
McDermott International, Inc. (a) (c)	1,378,300	7,883,876
Rowan Companies PLC	198,100	5,013,911
		12,897,787
Oil, Gas & Consumable Fuels - 2.26%
Cairn Energy PLC (a) (f)	3,342,600	9,533,869
Cobalt International Energy, Inc. (a)	397,200	5,401,920
Rockhopper Exploration PLC (a) (f)	5,203,200	7,302,261
		22,238,050
TOTAL ENERGY		35,135,837

FINANCIALS - 28.38%
Banks - 9.34%
Associated Banc-Corp	482,500	8,405,150
First BanCorp. (a)	966,900	4,592,775
First Horizon National Corporation	3,308,231	40,625,080
First Niagara Financial Group, Inc.	1,736,200	14,462,546
Investors Bancorp, Inc.	276,500	2,800,945
Popular, Inc. (a)	168,100	4,948,024
Synovus Financial Corp.	364,671	8,620,822
Webster Financial Corporation	254,300	7,410,302
		91,865,644
Capital Markets - 0.20%
Oppenheimer Holdings Inc.	96,800	1,960,200
Diversified Financial Services - 2.39%
PHH Corporation (a) (c)	1,050,700	23,493,652
Insurance - 11.30%
Aspen Insurance Holdings Limited	351,000	15,012,270
Employers Holdings, Inc.	118,000	2,271,500
Endurance Specialty Holdings Ltd.	81,800	4,513,724
Global Indemnity Public Limited Company (a)	380,036	9,588,308
The Hanover Insurance Group, Inc.	97,200	5,970,024
Horace Mann Educators Corporation	1,400,000	39,914,000
National Western Life Insurance Company	5,800	1,432,658
Platinum Underwriters Holdings, Ltd.	410,400	24,981,048
Symetra Financial Corporation	321,800	7,507,594
		111,191,126
Real Estate Investment Trusts - 5.15%
The GEO Group, Inc.	934,996	35,735,547
Granite Real Estate Investment Trust	433,400	14,965,302
		50,700,849
TOTAL FINANCIALS		279,211,471

HEALTH CARE - 10.72%
Health Care Equipment & Supplies - 1.26%
Invacare Corporation	1,048,200	12,379,242
Health Care Providers & Services - 7.05%
Hanger, Inc. (a)	972,200	19,949,544
LifePoint Hospitals, Inc. (a)	304,300	21,054,517
WellCare Health Plans, Inc. (a)	469,100	28,305,494
		69,309,555
Pharmaceuticals - 2.41%
Taro Pharmaceutical Industries Ltd. (a)	154,300	23,740,598
TOTAL HEALTH CARE		105,429,395

INDUSTRIALS - 22.76%
Aerospace & Defense - 0.45%
Embraer S.A. - ADR	113,600	4,455,392
Building Products - 5.83%
Masonite International Corporation (a) (c)	1,035,700	57,357,066
Commercial Services & Supplies - 0.95%
The Brink's Company	389,800	9,370,792
Machinery - 4.94%
EnPro Industries, Inc. (a)	159,500	9,654,535
Meritor, Inc. (a)	2,149,500	23,322,075
Miller Industries, Inc. (b)	922,400	15,588,560
		48,565,170
Marine - 3.06%
Matson, Inc.	1,201,700	30,078,551
Professional Services - 1.13%
Heidrick & Struggles International, Inc.	121,400	2,493,556
Hudson Global, Inc. (a) (b)	2,266,700	8,568,126
		11,061,682
Road & Rail - 4.48%
Con-way Inc.	928,400	44,099,000
Trading Companies & Distributors - 1.92%
Rush Enterprises, Inc. (a)	565,200	18,905,940
TOTAL INDUSTRIALS		223,893,593

INFORMATION TECHNOLOGY - 8.36%
Communications Equipment - 3.07%
ARRIS Group, Inc. (a)	1,025,200	29,069,546
Extreme Networks, Inc. (a)	225,400	1,079,666
		30,149,212
Semiconductors & Semiconductor Equipment - 3.35%
Diodes Incorporated (a)	409,500	9,795,240
ON Semiconductor Corporation (a)	2,592,700	23,178,738
		32,973,978
Software - 1.05%
Comverse, Inc. (a)	462,510	10,327,848
Technology Hardware, Storage & Peripherals - 0.89%
QLogic Corporation (a)	960,500	8,798,180
TOTAL INFORMATION TECHNOLOGY		82,249,218

MATERIALS - 6.73%
Metals & Mining - 6.73%
Horsehead Holding Corp. (a)	650,400	10,751,112
Kaiser Aluminum Corporation	549,200	41,860,024
Noranda Aluminum Holding Corporation	3,013,700	13,621,924
TOTAL MATERIALS		66,233,060

UTILITIES - 5.25%
Electric Utilities - 3.10%
Great Plains Energy Incorporated	1,188,000	28,713,960
Westar Energy, Inc.	52,300	1,784,476
		30,498,436
Independent Power & Renewable Electricity Producers - 2.15%
NRG Energy, Inc.	693,999	21,153,090
TOTAL UTILITIES		51,651,526

Total common stocks (Cost $882,359,508)		946,356,012

INVESTMENT COMPANIES - 2.88%
Exchange Traded Funds - 2.88%
iShares Russell 2000 Index Fund (c)	89,200	9,754,020
iShares Russell 2000 Value Index Fund (c)	199,200	18,637,152
Total investment companies (Cost $24,457,585)		28,391,172

Total long-term investments (Cost $906,817,093)		974,747,184

COLLATERAL FOR SECURITIES ON LOAN - 4.21%
Money Market Funds - 4.21%
Invesco Government & Agency Portfolio, 0.01%^	41,385,621	41,385,621
Total collateral for securities on loan (Cost $41,385,621)		41,385,621
	Principal
SHORT-TERM INVESTMENTS - 0.44%	Amount
Time Deposits - 0.44%
JPMorgan Chase & Co., 0.03%, 10/01/2014*	$4,297,630	4,297,630
Total short-term investments (Cost $4,297,630)		4,297,630

Total investments - 103.72% (Cost $952,500,344)		1,020,430,435

Liabilities in excess of other assets - (3.72)%		(36,615,510)

Net assets - 100.00%		$983,814,925

(a) -	Non-income producing security.
(b) -
Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2014, is set forth below:

Issuer Name	Share Balance At July 1, 2014	Additions	Reductions	Share Balance At September 30, 2014	Dividend Income	Value At September 30, 2014
Hudson Global, Inc.	2,266,700	-	-	2,266,700	$-	$8,568,126
Miller Industries, Inc.	805,800	116,600	-	922,400	127,335	15,588,560

(c) -	All or a portion of these securities are on loan. The total market value of securities on loan was $40,386,193.
(f) -
 Securities were fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $16,836,130, which represented 1.71% of net assets.

ADR -	American Depositary Receipt
^ -	Rate shown is the 7-day yield as of September 30, 2014.
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2014
Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)

	Shares
COMMON STOCKS - 97.35%	Held	Value
CONSUMER DISCRETIONARY - 18.69%
Auto Components - 2.63%
American Axle & Manufacturing Holdings, Inc. (a)	1,116	$18,715
Cooper-Standard Holdings Inc. (a)	328	20,468
Federal-Mogul Holdings Corp. (a)	286	4,253
Modine Manufacturing Company (a)	729	8,653
Remy International, Inc.	980	20,119
Shiloh Industries, Inc. (a)	901	15,326
Standard Motor Products, Inc.	289	9,950
Stoneridge, Inc. (a)	1,281	14,437
Strattec Security Corporation	62	5,044
Tower International, Inc. (a)	552	13,905
		130,870
Automobiles - 0.17%
Winnebago Industries, Inc. (a)	394	8,577
Diversified Consumer Services - 1.51%
American Public Education, Inc. (a)	701	18,920
Bridgepoint Education, Inc. (a)	355	3,962
Capella Education Company	86	5,384
DeVry Education Group Inc.	122	5,223
ITT Educational Services, Inc. (a)	4,932	21,157
Matthews International Corporation	240	10,534
Weight Watchers International, Inc. (a)	374	10,263
		75,443
Hotels, Restaurants & Leisure - 0.76%
Century Casinos, Inc. (a)	2,733	14,020
Lakes Entertainment, Inc. (a)	1,742	14,507
Multimedia Games Holding Company, Inc. (a)	140	5,041
Speedway Motorsports, Inc.	261	4,453
		38,021
Household Durables - 2.99%
Blyth, Inc.	2,570	20,867
CSS Industries, Inc.	582	14,114
Ethan Allen Interiors Inc.	430	9,804
Hooker Furniture Corporation	1,348	20,503
Libbey Inc. (a)	206	5,410
Lifetime Brands, Inc.	1,205	18,449
M/I Homes, Inc. (a)	746	14,786
Skullcandy, Inc. (a)	1,428	11,124
William Lyon Homes (a)	618	13,658
ZAGG Inc. (a)	3,618	20,188
		148,903
Internet & Catalog Retail - 0.43%
Lands' End, Inc. (a)	121	4,976
PetMed Express, Inc.	1,193	16,224
		21,200
Leisure Products - 1.00%
Arctic Cat Inc.	574	19,987
Johnson Outdoors Inc.	187	4,843
Malibu Boats, Inc. (a)	249	4,611
Sturm, Ruger & Company, Inc.	423	20,596
		50,037
Media - 1.71%
Emmis Communications Corporation (a)	9,212	19,437
Entercom Communications Corp. (a)	1,812	14,550
Harte-Hanks, Inc.	1,561	9,944
Journal Communications, Inc. (a)	1,630	13,741
Lee Enterprises, Incorporated (a)	2,710	9,160
Meredith Corporation	216	9,245
Saga Communications, Inc.	276	9,268
		85,345
Specialty Retail - 5.88%
Aaron's, Inc.	839	20,404
American Eagle Outfitters, Inc.	697	10,120
America's Car-Mart, Inc. (a)	257	10,175
ANN INC. (a)	127	5,224
Big 5 Sporting Goods Corporation	1,588	14,880
The Buckle, Inc.	442	20,062
Chico's FAS, Inc.	317	4,682
The Children's Place, Inc.	101	4,814
Destination Maternity Corporation	641	9,897
Express, Inc. (a)	1,314	20,512
The Finish Line, Inc.	360	9,011
Francesca's Holdings Corporation (a)	1,440	20,059
Genesco Inc. (a)	133	9,942
Guess?, Inc.	681	14,962
Office Depot, Inc. (a)	4,062	20,878
Outerwall Inc. (a)	371	20,813
Pier 1 Imports, Inc.	838	9,964
Rent-A-Center, Inc.	511	15,509
Select Comfort Corporation (a)	253	5,293
Shoe Carnival, Inc.	1,116	19,876
Tilly's, Inc. (a)	2,056	15,461
Zumiez Inc. (a)	382	10,734
		293,272
Textiles, Apparel & Luxury Goods - 1.61%
Cherokee Inc.	909	16,554
Culp, Inc.	907	16,462
G-III Apparel Group, Ltd. (a)	68	5,634
Iconix Brand Group, Inc. (a)	115	4,248
Movado Group, Inc.	253	8,364
Rocky Brands, Inc.	1,024	14,428
Steven Madden, Ltd. (a)	458	14,761
		80,451
TOTAL CONSUMER DISCRETIONARY		932,119

CONSUMER STAPLES - 2.33%
Food Products - 0.52%
John B. Sanfilippo & Son, Inc.	188	6,084
Omega Protein Corporation (a)	1,188	14,850
Sanderson Farms, Inc.	56	4,925
		25,859
Personal Products - 1.41%
Lifevantage Corporation (a)	17,431	19,871
Nature's Sunshine Products, Inc.	1,019	15,112
Nutraceutical International Corporation (a)	673	14,072
USANA Health Sciences, Inc. (a)	287	21,141
		70,196
Tobacco - 0.40%
Universal Corporation	453	20,109
TOTAL CONSUMER STAPLES		116,164

ENERGY - 5.75%
Energy Equipment & Services - 1.71%
Geospace Technologies Corporation (a)	502	17,645
Gulf Island Fabrication, Inc.	846	14,551
Hornbeck Offshore Services, Inc. (a)	557	18,231
Mitcham Industries, Inc. (a)	1,784	19,713
Unit Corporation (a)	258	15,132
		85,272
Oil, Gas & Consumable Fuels - 4.04%
Alliance Resource Partners, L.P.	481	20,606
Alon USA Energy, Inc.	1,412	20,276
Alon USA Partners, LP	1,189	21,057
Apco Oil and Gas International Inc. (a)	1,138	14,669
Cloud Peak Energy Inc. (a)	1,652	20,848
Delek US Holdings, Inc.	604	20,004
Global Partners LP	121	5,042
Northern Oil and Gas, Inc. (a)	639	9,087
Northern Tier Energy LP	881	20,571
Stone Energy Corporation (a)	614	19,255
VAALCO Energy, Inc. (a)	2,311	19,644
Western Refining, Inc.	242	10,162
		201,221
TOTAL ENERGY		286,493

FINANCIALS - 26.18%
Banks - 13.48%
Access National Corporation	318	5,161
American National Bankshares Inc.	493	11,216
Ames National Corporation	200	4,470
Arrow Financial Corporation	422	10,587
Associated Banc-Corp	1,126	19,615
Bank of Marin Bancorp	432	19,824
Bar Harbor Bankshares	186	5,381
BBCN Bancorp, Inc.	1,100	16,049
Bridge Bancorp, Inc.	442	10,453
C&F Financial Corporation	278	9,249
Camden National Corporation	553	19,355
Capital City Bank Group, Inc.	363	4,915
Cathay General Bancorp	604	14,997
Central Pacific Financial Corp.	852	15,276
Chemical Financial Corporation	575	15,462
Chemung Financial Corporation	346	9,719
City Holding Company	366	15,420
Enterprise Bancorp, Inc.	231	4,352
Enterprise Financial Services Corp.	835	13,961
The First Bancorp, Inc.	299	4,984
First Community Bancshares, Inc.	734	10,489
First Financial Bancorp.	898	14,215
First Financial Corporation	494	15,289
First Horizon National Corporation	1,622	19,918
Flushing Financial Corporation	769	14,050
Fulton Financial Corporation	1,286	14,249
Great Southern Bancorp, Inc.	664	20,146
Heartland Financial USA, Inc.	639	15,259
Heritage Financial Corporation	1,327	21,020
Horizon Bancorp	491	11,313
Hudson Valley Holding Corp.	588	10,672
International Bancshares Corporation	801	19,757
Intervest Bancshares Corporation	1,110	10,612
LCNB Corp.	314	4,716
MainSource Financial Group, Inc.	583	10,057
Merchants Bancshares, Inc.	338	9,528
Northrim BanCorp, Inc.	198	5,233
Pacific Continental Corporation	765	9,830
Park National Corporation	277	20,891
S&T Bancorp, Inc.	610	14,311
Sandy Spring Bancorp, Inc.	612	14,009
State Bank Financial Corporation	911	14,795
Stock Yards Bancorp, Inc.	529	15,923
Suffolk Bancorp	1,021	19,818
Susquehanna Bancshares, Inc.	1,475	14,750
TCF Financial Corporation	1,293	20,080
TriCo Bancshares	694	15,698
Trustmark Corporation	885	20,386
Univest Corporation of Pennsylvania	765	14,344
Valley National Bancorp	1,604	15,543
West Bancorporation, Inc.	336	4,748
		672,095
Capital Markets - 0.76%
Arlington Asset Investment Corp.	394	10,012
JMP Group Inc.	1,581	9,913
Oppenheimer Holdings Inc.	891	18,042
		37,967
Consumer Finance - 0.98%
Nicholas Financial, Inc. (a)	1,640	19,008
Regional Management Corp. (a)	564	10,124
World Acceptance Corporation (a)	293	19,777
		48,909
Insurance - 5.19%
American Equity Investment Life Holding Company	215	4,919
Argo Group International Holdings, Ltd.	202	10,163
Aspen Insurance Holdings Limited	384	16,424
CNO Financial Group Inc.	902	15,298
Crawford & Company	1,978	15,270
Employers Holdings, Inc.	720	13,860
Endurance Specialty Holdings Ltd.	182	10,043
FBL Financial Group, Inc.	223	9,968
Global Indemnity Public Limited Company (a)	815	20,562
The Hanover Insurance Group, Inc.	160	9,827
Horace Mann Educators Corporation	683	19,472
Kansas City Life Insurance Company	111	4,923
National Western Life Insurance Company	87	21,490
The Phoenix Companies, Inc. (a)	104	5,830
Platinum Underwriters Holdings, Ltd.	330	20,087
Primerica, Inc.	213	10,271
ProAssurance Corporation	109	4,804
Protective Life Corporation	148	10,273
StanCorp Financial Group, Inc.	240	15,163
Symetra Financial Corporation	865	20,180
		258,827
Real Estate Investment Trusts - 1.78%
Apollo Residential Mortgage, Inc.	645	9,952
Arbor Realty Trust, Inc.	681	4,590
Ares Commercial Real Estate Corporation	863	10,088
Cherry Hill Mortgage Investment Corporation	250	4,675
CIM Commercial Trust Corp.	827	18,260
Five Oaks Investment Corp.	955	10,028
The GEO Group, Inc.	414	15,823
Parkway Properties, Inc.	550	10,329
ZAIS Financial Corp.	284	4,902
		88,647
Thrifts & Mortgage Finance - 3.99%
Astoria Financial Corporation	1,564	19,378
Brookline Bancorp, Inc.	2,271	19,417
Dime Community Bancshares, Inc.	1,343	19,339
ESSA Bancorp, Inc.	460	5,198
First Defiance Financial Corp.	376	10,156
HomeStreet, Inc.	1,156	19,756
OceanFirst Financial Corp.	642	10,214
Provident Financial Holdings, Inc.	1,381	20,148
Prudential Bancorp, Inc.	448	5,457
Pulaski Financial Corp.	437	5,026
Simplicity Bancorp, Inc.	284	4,771
Territorial Bancorp Inc.	514	10,429
TrustCo Bank Corp. NY	2,368	15,250
United Community Financial Corp.	1,060	4,961
Washington Federal, Inc.	938	19,098
Westfield Financial, Inc.	1,453	10,258
		198,856
TOTAL FINANCIALS		1,305,301

HEALTH CARE - 2.79%
Biotechnology - 0.11%
Myriad Genetics, Inc. (a)	145	5,593
Health Care Equipment & Supplies - 0.69%
PhotoMedex, Inc. (a)	3,036	18,823
Thoratec Corporation (a)	572	15,290
		34,113
Health Care Providers & Services - 1.99%
Almost Family, Inc. (a)	754	20,485
Chemed Corporation	55	5,660
Gentiva Health Services, Inc. (a)	281	4,715
IPC The Hospitalist Company, Inc. (a)	111	4,972
LHC Group, Inc. (a)	880	20,416
Molina Healthcare, Inc. (a)	229	9,687
National HealthCare Corporation	89	4,940
Select Medical Holdings Corporation	320	3,850
Universal American Corp. (a)	637	5,121
WellCare Health Plans, Inc. (a)	323	19,490
		99,336
TOTAL HEALTH CARE		139,042

INDUSTRIALS - 14.04%
Aerospace & Defense - 1.04%
Engility Holdings, Inc. (a)	593	18,484
Erickson Incorporated (a)	295	3,832
LMI Aerospace, Inc. (a)	793	10,150
National Presto Industries, Inc.	321	19,488
		51,954
Air Freight & Logistics - 0.40%
Forward Air Corporation	109	4,886
Park-Ohio Holdings Corp.	314	15,029
		19,915
Airlines - 0.21%
Hawaiian Holdings, Inc. (a)	390	5,245
JetBlue Airways Corporation (a)	472	5,013
		10,258
Building Products - 0.18%
American Woodmark Corporation (a)	136	5,013
Universal Forest Products, Inc.	97	4,143
		9,156
Commercial Services & Supplies - 2.76%
ACCO Brands Corporation (a)	1,370	9,453
Brady Corporation	672	15,080
The Brink's Company	181	4,351
Courier Corporation	782	9,634
Cypress Energy Partners, L.P.	108	2,674
Deluxe Corporation	262	14,452
Ennis, Inc.	1,194	15,725
Knoll, Inc.	610	10,559
Performant Financial Corporation (a)	1,797	14,520
Quad/Graphics, Inc.	465	8,951
Steelcase Inc.	698	11,301
United Stationers Inc.	246	9,242
West Corporation	396	11,666
		137,608
Construction & Engineering - 0.51%
Aegion Corporation (a)	459	10,213
Comfort Systems USA, Inc.	306	4,146
Primoris Services Corporation	180	4,831
URS Corporation	108	6,222
		25,412
Electrical Equipment - 0.50%
Global Power Equipment Group Inc.	980	14,602
Preformed Line Products Company	200	10,552
		25,154
Machinery - 5.16%
Alamo Group Inc.	490	20,090
Altra Industrial Motion Corp.	136	3,966
Columbus McKinnon Corporation	439	9,654
Commercial Vehicle Group, Inc. (a)	1,667	10,302
Global Brass and Copper Holdings, Inc.	1,344	19,716
Hardinge Inc.	829	9,069
Hurco Companies, Inc.	556	20,939
Hyster-Yale Materials Handling, Inc.	207	14,825
Kadant Inc.	417	16,284
L. B. Foster Company	329	15,114
Manitex International, Inc. (a)	1,279	14,440
Meritor, Inc. (a)	1,642	17,816
Miller Industries, Inc.	1,123	18,979
Mueller Industries, Inc.	364	10,389
Titan International, Inc.	792	9,361
TriMas Corporation (a)	399	9,708
Wabash National Corporation (a)	1,115	14,852
Xerium Technologies, Inc. (a)	1,498	21,885
		257,389
Marine - 0.28%
Matson, Inc.	567	14,192
Professional Services - 2.50%
Barrett Business Services, Inc.	505	19,942
CDI Corporation	347	5,038
FTI Consulting, Inc. (a)	308	10,768
Heidrick & Struggles International, Inc.	984	20,212
Insperity, Inc.	729	19,931
Kelly Services, Inc.	1,236	19,368
Korn/Ferry International (a)	390	9,711
RPX Corporation (a)	1,426	19,579
		124,549
Road & Rail - 0.40%
Con-way Inc.	420	19,950
Trading Companies & Distributors - 0.10%
Aircastle Limited	291	4,761
TOTAL INDUSTRIALS		700,298

INFORMATION TECHNOLOGY - 16.36%
Communications Equipment - 2.33%
Black Box Corporation	875	20,405
Comtech Telecommunications Corp.	148	5,498
Digi International Inc. (a)	2,668	20,010
Ixia (a)	2,198	20,090
NETGEAR, Inc. (a)	619	19,344
Oplink Communications, Inc.	611	10,277
Plantronics, Inc.	432	20,641
		116,265
Electronic Equipment, Instruments & Components - 3.85%
Anixter International Inc.	177	15,017
AVX Corporation	1,207	16,029
Benchmark Electronics, Inc. (a)	622	13,815
Electro Rent Corporation	995	13,701
II-VI Incorporated (a)	1,692	19,914
Insight Enterprises, Inc. (a)	893	20,208
MTS Systems Corporation	78	5,324
PC Connection, Inc.	707	15,179
Richardson Electronics, Ltd.	1,032	10,310
Rofin-Sinar Technologies Inc. (a)	669	15,427
ScanSource, Inc. (a)	415	14,355
SYNNEX Corporation	144	9,307
Tech Data Corporation (a)	251	14,774
TTM Technologies Inc. (a)	1,273	8,669
		192,029
Internet Software & Services - 1.03%
Blucora, Inc. (a)	1,007	15,347
Dice Holdings, Inc. (a)	2,471	20,706
j2 Global Inc.	305	15,055
		51,108
IT Services - 3.68%
Blackhawk Network Holdings, Inc. (a)	538	17,431
Booz Allen Hamilton Holding Corporation	497	11,630
CACI International Inc. (a)	152	10,833
Ciber, Inc. (a)	1,378	4,727
CSG Systems International, Inc.	809	21,261
Datalink Corporation (a)	1,825	19,400
Global Cash Access Holdings, Inc. (a)	2,744	18,522
Higher One Holdings, Inc. (a)	7,527	18,592
ManTech International Corporation	361	9,729
NCI, Inc. (a)	977	9,291
Science Applications International Corporation	337	14,906
Sykes Enterprises, Incorporated (a)	237	4,735
Unisys Corporation (a)	957	22,402
		183,459
Semiconductors & Semiconductor Equipment - 2.67%
Audience, Inc. (a)	2,494	18,455
Cirrus Logic, Inc. (a)	936	19,515
Cohu, Inc.	448	5,363
IXYS Corporation	1,303	13,682
MKS Instruments, Inc.	149	4,974
OmniVision Technologies, Inc. (a)	575	15,215
Photronics, Inc. (a)	1,858	14,957
Spansion Inc. (a)	224	5,105
Synaptics Incorporated (a)	142	10,394
Ultra Clean Holdings, Inc. (a)	1,136	10,167
Xcerra Corporation (a)	1,538	15,057
		132,884
Software - 1.97%
Comverse, Inc. (a)	811	18,110
Ebix, Inc.	1,376	19,512
ePlus Inc. (a)	366	20,514
Mentor Graphics Corporation	491	10,063
Take-Two Interactive Software, Inc. (a)	654	15,088
Telenav, Inc. (a)	2,223	14,894
		98,181
Technology Hardware, Storage & Peripherals - 0.83%
Lexmark International, Inc.	225	9,563
QLogic Corporation (a)	2,250	20,609
Super Micro Computer, Inc. (a)	387	11,386
		41,558
TOTAL INFORMATION TECHNOLOGY		815,484

MATERIALS - 6.05%
Chemicals - 3.42%
American Vanguard Corporation	1,207	13,518
Chase Corporation	489	15,218
FutureFuel Corp.	1,632	19,404
Hawkins, Inc.	284	10,213
Innospec Inc.	412	14,791
KMG Chemicals, Inc.	576	9,377
Koppers Holdings Inc.	402	13,330
LSB Industries, Inc. (a)	557	19,891
Olin Corporation	595	15,024
Rentech Nitrogen Partners, L.P.	1,597	19,867
Stepan Company	441	19,572
		170,205
Containers & Packaging - 0.40%
UFP Technologies, Inc. (a)	915	20,112
Metals & Mining - 1.33%
Ampco-Pittsburgh Corporation	225	4,500
Handy & Harman Ltd. (a)	444	11,659
Kaiser Aluminum Corporation	265	20,198
Noranda Aluminum Holding Corporation	4,531	20,480
SunCoke Energy Partners, L.P.	327	9,624
		66,461
Paper & Forest Products - 0.90%
Boise Cascade Company (a)	178	5,365
KapStone Paper and Packaging Corporation (a)	169	4,727
Neenah Paper, Inc.	107	5,722
P. H. Glatfelter Company	402	8,824
Schweitzer-Mauduit International, Inc.	491	20,283
		44,921
TOTAL MATERIALS		301,699

TELECOMMUNICATION SERVICES - 0.24%
Diversified Telecommunication Services - 0.24%
IDT Corporation	613	9,844
Inteliquent, Inc.	166	2,067
TOTAL TELECOMMUNICATION SERVICES		11,911

UTILITIES - 4.92%
Electric Utilities - 2.67%
ALLETE, Inc.	210	9,322
El Paso Electric Company	258	9,430
The Empire District Electric Company	838	20,237
Hawaiian Electric Industries, Inc.	571	15,160
IDACORP, Inc.	285	15,279
Otter Tail Corporation	170	4,534
PNM Resources, Inc.	793	19,754
Portland General Electric Company	624	20,043
UIL Holdings Corporation	418	14,797
Unitil Corporation	147	4,570
		133,126
Gas Utilities - 1.69%
Gas Natural Inc.	866	10,227
The Laclede Group, Inc.	442	20,509
Northwest Natural Gas Company	215	9,084
ONE Gas, Inc.	423	14,488
Southwest Gas Corporation	204	9,910
Star Gas Partners, L.P.	2,620	14,960
WGL Holdings, Inc.	121	5,097
		84,275
Multi-Utilities - 0.56%
Avista Corporation	485	14,807
Black Hills Corporation	84	4,022
NorthWestern Corporation	203	9,208
		28,037
TOTAL UTILITIES		245,438

Total common stocks (Cost $5,248,553)		4,853,949

INVESTMENT COMPANIES - 1.46%
Business Development Companies - 1.46%
Capital Southwest Corporation	131	4,686
GSV Capital Corp. (a)	2,050	20,520
MCG Capital Corporation	3,830	13,482
MVC Capital, Inc.	1,812	19,497
NGP Capital Resources Company	2,335	14,430
Total investment companies (Cost $77,294)		72,615

Total long-term investments (Cost $5,325,847)		4,926,564
	Principal
SHORT-TERM INVESTMENTS - 1.16%	Amount
Time Deposits - 1.16%
Banco Santander S.A., 0.03%, 10/01/2014*	$57,919	57,919
Total short-term investments (Cost $57,919)		57,919

Total investments - 99.97% (Cost $5,383,766)		4,984,483

Other assets in excess of liabilities - 0.03%		1,534

Net assets - 100.00%		$4,986,017

(a) -	Non-income producing security.
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2014
Hotchkis & Wiley Global Value Fund (Unaudited)

		Shares
COMMON STOCKS - 98.57%		Held	Value
CONSUMER DISCRETIONARY - 8.76%
Auto Components - 0.44%
Compagnie Generale des Etablissements Michelin (f)		208	$19,592
Automobiles - 5.00%
Bayerische Motoren Werke AG (f)		842	68,293
General Motors Company		687	21,943
Honda Motor Co., Ltd. (f)		2,700	92,636
Renault SA (f)		582	42,102
			224,974
Distributors - 0.97%
SA D'Ieteren NV		1,124	43,627
Multiline Retail - 1.55%
Target Corporation		1,108	69,449
Specialty Retail - 0.80%
Kingfisher plc (f)		6,895	36,060
TOTAL CONSUMER DISCRETIONARY			393,702

CONSUMER STAPLES - 5.20%
Beverages - 1.48%
Heineken Holding N.V. (f)		668	44,105
Stock Spirits Group PLC (f)		4,734	22,308
			66,413
Food & Staples Retailing - 2.98%
Tesco PLC (f)		21,558	64,399
Wal-Mart Stores, Inc.		914	69,894
			134,293
Food Products - 0.74%
Toyo Suisan Kaisha, Ltd. (f)		1,000	33,205
TOTAL CONSUMER STAPLES			233,911

ENERGY - 6.83%
Oil, Gas & Consumable Fuels - 6.83%
Cairn Energy PLC (a) (f)		15,842	45,185
Cobalt International Energy, Inc. (a)		3,424	46,566
Kosmos Energy Ltd. (a)		4,763	47,439
Ophir Energy plc (a) (f)		7,994	29,645
Rockhopper Exploration PLC (a) (f)		61,003	85,613
Royal Dutch Shell PLC - ADR		691	52,606
TOTAL ENERGY			307,054

FINANCIALS - 27.80%
Banks - 15.59%
Bank of America Corporation		7,301	124,482
Barclays PLC (f)		18,489	68,006
Citigroup Inc.		2,603	134,887
Citizens Financial Group, Inc. (a)		4,169	97,638
ING Groep N.V. (a) (f)		4,942	70,247
JPMorgan Chase & Co.		2,097	126,323
Popular, Inc. (a)		768	22,606
Societe Generale (f)		1,117	56,976
			701,165
Capital Markets - 0.75%
Credit Suisse Group AG (f)		1,215	33,614
Insurance - 11.46%
The Allstate Corporation		375	23,014
American International Group, Inc.		3,958	213,811
Direct Line Insurance Group plc (f)		4,863	23,145
RSA Insurance Group plc (a)		12,181	95,675
White Mountains Insurance Group, Ltd.		74	46,625
Willis Group Holdings Public Limited Company		2,731	113,063
			515,333
TOTAL FINANCIALS			1,250,112

HEALTH CARE - 12.75%
Health Care Equipment & Supplies - 0.99%
Medtronic, Inc.		721	44,666
Health Care Providers & Services - 3.75%
Humana Inc.		404	52,637
UnitedHealth Group Incorporated		1,069	92,201
WellPoint, Inc.		199	23,805
			168,643
Pharmaceuticals - 8.01%
GlaxoSmithKline plc - ADR		2,967	136,393
Novartis AG - ADR		246	23,156
Sanofi SA (f)		1,277	144,392
Taro Pharmaceutical Industries Ltd. (a)		364	56,005
			359,946
TOTAL HEALTH CARE			573,255

INDUSTRIALS - 17.58%
Aerospace & Defense - 4.21%
BAE Systems PLC (f)		18,714	142,444
Embraer S.A. - ADR		1,195	46,868
			189,312
Air Freight & Logistics - 3.36%
Royal Mail plc (f)		23,875	151,256
Building Products - 2.29%
Masonite International Corporation (a)		1,857	102,840
Construction & Engineering - 0.92%
Bouygues SA (f)		1,282	41,453
Machinery - 5.87%
CNH Industrial N.V.		2,663	21,118
Cummins Inc.		593	78,264
Danieli & C. Officine Meccaniche S.p.A. (f)		6,052	115,283
KSB AG (f)		85	49,254
			263,919
Road & Rail - 0.93%
Con-way Inc.		881	41,847
TOTAL INDUSTRIALS			790,627

INFORMATION TECHNOLOGY - 12.11%
Communications Equipment - 1.56%
Telefonaktiebolaget LM Ericsson - ADR		5,555	69,937
Electronic Equipment, Instruments & Components - 4.54%
Corning Incorporated		5,538	107,105
Nippon Electric Glass Co., Ltd. (f)		20,000	97,228
			204,333
Software - 4.29%
Microsoft Corporation		1,972	91,422
Oracle Corporation		2,649	101,404
			192,826
Technology Hardware, Storage & Peripherals - 1.72%
Hewlett-Packard Company		2,182	77,395
TOTAL INFORMATION TECHNOLOGY			544,491

TELECOMMUNICATION SERVICES - 3.45%
Wireless Telecommunication Services - 3.45%
Mobistar SA (a) (f)		2,398	44,699
Vodafone Group Public Limited Company - ADR		3,355	110,346
TOTAL TELECOMMUNICATION SERVICES			155,045

UTILITIES - 4.09%
Electric Utilities - 1.06%
SSE PLC (f)		1,892	47,376
Independent Power & Renewable Electricity Producers - 1.30%
NRG Energy, Inc.		1,919	58,491
Multi-Utilities - 1.73%
Public Service Enterprise Group Incorporated		2,089	77,795
TOTAL UTILITIES			183,662

Total common stocks (Cost $4,253,704)			4,431,859

Total long-term investments (Cost $4,253,704)			4,431,859

		Principal
SHORT-TERM INVESTMENTS - 1.10%		Amount
Time Deposits - 1.10%
BNP Paribas, 0.03%, 10/01/2014*		$48,629	48,629
Brown Brothers Harriman & Co., 0.06%, 10/01/2014*	GBP	652	1,057
Total short-term investments (Cost $49,686)			49,686

Total investments - 99.67% (Cost $4,303,390)			4,481,545

Other assets in excess of liabilities - 0.33%			14,683

Net assets - 100.00%			$4,496,228

(a) -	Non-income producing security.
(f) -
Securities were fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $1,668,516, which represented 37.11% of net assets.

ADR -	American Depositary Receipt
GBP -	British Pounds
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries. Each stock that is classified will have a coding at all four of these levels.

 Schedule of Investments - September 30, 2014

 Hotchkis & Wiley Value Opportunities Fund (Unaudited)

 Shares

 COMMON STOCKS - 94.92%

 Held

 Value

 CONSUMER DISCRETIONARY - 6.41%

 Automobiles - 3.18%

 Bayerische Motoren Werke AG (b) (f)

52,300

$
4,241,954

 General Motors Company

32,300

1,031,662

 Honda Motor Co., Ltd. (b) (f)

152,000

5,215,095

 Motors Liquidation Company GUC Trust (a) (c)

257,600

6,298,320

16,787,031

 Hotels, Restaurants & Leisure - 0.08%

 Lakes Entertainment, Inc. (a)

49,900

415,667

 Household Durables - 0.96%

 Helen of Troy Limited (a)

73,400

3,854,968

 TRI Pointe Homes, Inc. (a)

92,500

1,196,950

5,051,918

 Multiline Retail - 0.90%

 Target Corporation

76,100

4,769,948

 Specialty Retail - 1.29%

 Rent-A-Center, Inc. (b)

91,200

2,767,920

 Sonic Automotive, Inc.

63,000

1,544,130

 Staples, Inc.

206,000

2,492,600

6,804,650

 TOTAL CONSUMER DISCRETIONARY

33,829,214

 CONSUMER STAPLES - 1.71%

 Food & Staples Retailing - 1.70%

 Wal-Mart Stores, Inc.

117,300

8,969,931

 Food Products - 0.01%

 Thorntons PLC (a) (f)

47,100

81,233

 TOTAL CONSUMER STAPLES

9,051,164

 ENERGY - 4.12%

 Oil, Gas & Consumable Fuels - 4.12%

 Cairn Energy PLC (a) (f)

691,000

1,970,892

 Cobalt International Energy, Inc. (a)

595,900

8,104,240

 Kosmos Energy Ltd. (a)

668,900

6,662,244

 Rockhopper Exploration PLC (a) (b) (f)

1,919,100

2,693,298

 Royal Dutch Shell PLC - ADR

29,940

2,279,332

 TOTAL ENERGY

21,710,006

 FINANCIALS - 34.96%

 Banks - 17.43%

 Bank of America Corporation

1,635,900

27,892,095

 Citigroup Inc.

529,400

27,433,508

 Citizens Financial Group, Inc. (a)

409,500

9,590,490

 JPMorgan Chase & Co. (b)

448,700

27,029,688

91,945,781

 Insurance - 16.81%

 American International Group, Inc. (b)

1,143,900

61,793,478

 Direct Line Insurance Group plc (b) (f)

1,679,000

7,990,968

 Global Indemnity Public Limited Company (a)

148,300

3,741,609

 RSA Insurance Group plc (a) (b)

1,924,400

15,115,049

88,641,104

 Real Estate Investment Trusts - 0.72%

 The GEO Group, Inc.

99,100

3,787,602

 TOTAL FINANCIALS

184,374,487

 HEALTH CARE - 9.52%

 Health Care Equipment & Supplies - 1.51%

 Dragerwerk AG & Co. KGaA (b) (f)

90,000

7,947,752

 Health Care Providers & Services - 3.13%

 Express Scripts Holding Company (a)

112,800

7,967,064

 UnitedHealth Group Incorporated

99,000

8,538,750

16,505,814

 Pharmaceuticals - 4.88%

 GlaxoSmithKline plc - ADR

204,500

9,400,865

 Sanofi SA - ADR

218,500

12,329,955

 Taro Pharmaceutical Industries Ltd. (a)

26,200

4,031,132

25,761,952

 TOTAL HEALTH CARE

50,215,518

 INDUSTRIALS - 20.11%

 Aerospace & Defense - 1.75%

 BAE Systems PLC (b) (f)

1,209,600

9,207,020

 Air Freight & Logistics - 2.69%

 Air T, Inc. (a)

42,900

560,703

 Royal Mail plc (b) (f)

2,148,100

13,608,900

14,169,603

 Building Products - 6.57%

 Masonite International Corporation (a)

626,055

34,670,926

 Machinery - 7.38%

 Danieli & C. Officine Meccaniche S.p.A. (b) (f)

944,900

17,999,200

 KSB AG (b) (f)

22,873

13,253,895

 Meritor, Inc. (a)

457,400

4,962,790

 Miller Industries, Inc. (b)

159,798

2,700,586

38,916,471

 Professional Services - 0.34%

 Hudson Global, Inc. (a)

481,700

1,820,826

 Road & Rail - 1.38%

 Con-way Inc.

153,400

7,286,500

 TOTAL INDUSTRIALS

106,071,346

 INFORMATION TECHNOLOGY - 15.08%

 Electronic Equipment, Instruments & Components - 5.43%

 Corning Incorporated

683,900

13,226,626

 Nippon Electric Glass Co., Ltd. (b) (f)

3,169,000

15,405,726

28,632,352

 IT Services - 1.33%

 International Business Machines Corporation

36,800

6,985,744

 Software - 7.31%

 Microsoft Corporation

313,400

14,529,224

 Oracle Corporation

627,800

24,032,184

38,561,408

 Technology Hardware, Storage & Peripherals - 1.01%

 Hewlett-Packard Company (b)

150,600

5,341,782

 TOTAL INFORMATION TECHNOLOGY

79,521,286

 MATERIALS - 1.25%

 Metals & Mining - 1.25%

 Kaiser Aluminum Corporation

32,900

2,507,638

 Noranda Aluminum Holding Corporation

899,600

4,066,192

 TOTAL MATERIALS

6,573,830

 TELECOMMUNICATION SERVICES - 0.60%

 Wireless Telecommunication Services - 0.60%

 Mobistar S.A. (a) (b) (f)

169,900

3,166,979

 TOTAL TELECOMMUNICATION SERVICES

3,166,979

 UTILITIES - 1.16%

 Electric Utilities - 1.16%

 Great Plains Energy Incorporated

253,400

6,124,678

 TOTAL UTILITIES

6,124,678

 Total common stocks (Cost $468,527,140)

500,638,508

 INVESTMENT COMPANIES - 0.19%

 Closed-End Funds - 0.19%

 Boulder Total Return Fund, Inc.

37,900

998,286

 Total investment companies (Cost $649,328)

998,286

 PREFERRED STOCKS - 0.52%

 FINANCIALS - 0.52%

 Real Estate - 0.03%

 W2007 Grace Acquisition I, Inc. (a)

6,366

154,773

 Thrifts & Mortgage Finance - 0.49%

 Federal Home Loan Mortgage Corporation - Series K (a)

33,900

532,569

 Federal Home Loan Mortgage Corporation - Series N (a)

118,600

1,749,350

 Federal Home Loan Mortgage Corporation - Series S (a)

18,700

294,338

2,576,257

 TOTAL FINANCIALS

2,731,030

 Total preferred stocks (Cost $337,338)

2,731,030

 Principal

 CORPORATE BONDS - 4.10%

 Amount

 CONSUMER DISCRETIONARY - 0.20%

 Household Durables - 0.20%

 William Lyon Homes, Inc.

 8.500%, 11/15/2020

$
1,000,000

1,085,000

 TOTAL CONSUMER DISCRETIONARY

1,085,000

 ENERGY - 1.24%

 Oil, Gas & Consumable Fuels - 1.24%

 Kosmos Energy Ltd.

 7.875%, 08/01/2021 (Acquired 07/25/2014, Cost $6,430,000) (r)

6,430,000

6,526,450

 TOTAL ENERGY

6,526,450

 MATERIALS - 2.66%

 Metals & Mining - 2.66%

 Horsehead Holding Corp.

 9.000%, 06/01/2017 (Acquired 07/24/2014, Cost $7,500,000) (i) (r)

7,500,000

7,725,000

 10.500%, 06/01/2017 (Acquired 07/19/2012 - 10/23/2012, Cost $5,496,849) (i) (r)

5,500,000

6,300,938

14,025,938

 TOTAL MATERIALS

14,025,938

 Total corporate bonds (Cost $20,426,849)

21,637,388

 Contracts

 (100 shares

 PURCHASED PUT OPTIONS - 0.02%

 per contract)

 TELECOMMUNICATION SERVICES - 0.02%

 Diversified Telecommunication Services - 0.02%

 Verizon Communications, Inc. (a)

 Expiration: January 2015, Exercise Price: $45.00

2,000

90,000

 TOTAL TELECOMMUNICATION SERVICES

90,000

 Total purchased put options (Cost $1,066,071)

90,000

 Shares

 WARRANTS - 0.53%

 Held

 FINANCIALS - 0.53%

 Insurance - 0.53%

 American International Group, Inc. (a)

 Expiration: January 2021, Exercise Price: $45.00

117,400

2,805,860

 TOTAL FINANCIALS

2,805,860

 Total warrants (Cost $887,359)

2,805,860

 Total long-term investments (Cost $491,894,085)

528,901,072

 COLLATERAL FOR SECURITIES ON LOAN - 0.06%

 Money Market Funds - 0.06%

 Invesco Government & Agency Portfolio, 0.01%^

337,980

337,980

 Total collateral for securities on loan (Cost $337,980)

337,980

 Principal

 SHORT-TERM INVESTMENTS - 1.52%

 Amount

 Time Deposits - 1.52%

 Brown Brothers Harriman & Co., 0.005%, 10/01/2014*

 JPY

2

0

 JPMorgan Chase & Co., 0.03%, 10/01/2014*

$
5,556,491

5,556,491

 Wells Fargo & Company, 0.06%, 10/01/2014*

 GBP

1,508,927

2,446,181

 Total short-term investments (Cost $8,005,827)

8,002,672

 Total investments - 101.86% (Cost $500,237,892)

537,241,724

 Liabilities in excess of other assets - (1.86)%

(9,812,866
)

 Net assets - 100.00%

$
527,428,858

 (a) -

 Non-income producing security.

 (b) -

 All or a portion of this security is segregated as collateral for future contracts.

 (c) -

 All or a portion of this security is on loan. The total market value of securities on loan was $330,775.

 (f) -

Securities were fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $102,782,912, which represented 19.49% of net assets.

 (i) -

 Illiquid security.

 (r) -

Restricted securities under Rule 144A under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $20,552,388, which represented 3.90% of net assets.

 ADR -

 American Depositary Receipt

 GBP -

 British Pounds

 JPY -

 Japanese Yen

 ^  -

 Rate shown is the 7-day yield as of September 30, 2014.

 * -

 Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries. Each stock that is classified will have a coding at all four of these levels.

 Schedule of Futures Contracts - September 30, 2014

 Hotchkis & Wiley Value Opportunities Fund (Unaudited)

 Description

 Number of Contracts Sold

 Expiration

 Notional Amount

 at Value

 Unrealized Appreciation

 British Pound Currency Futures

150

 December 2014

$
(15,179,063
)

$
65,982

 Euro Fx Currency Futures

100

 December 2014

(15,793,750
)

307,113

 Japanese Yen Currency Futures

160

 December 2014

(18,240,000
)

203,631

$
(49,212,813
)

$
576,726

 The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of September 30, 2014:

 ASSET DERIVATIVES

 Equity Contracts:

      Purchased Put Options

$
90,000

 Foreign Exchange Contracts:

      Futures Contracts

$
576,726

 Schedule of Investments - September 30, 2014

 Hotchkis & Wiley Capital Income Fund (Unaudited)

 Shares

 COMMON STOCKS - 57.92%

 Held

 Value

 CONSUMER DISCRETIONARY - 6.63%

 Auto Components - 1.65%

 The Goodyear Tire & Rubber Company

6,624

$
149,603

 Johnson Controls, Inc.

23,048

1,014,112

1,163,715

 Automobiles - 1.48%

 Ford Motor Company

54,912

812,149

 General Motors Company

1,170

37,370

 General Motors Company - Escrow (a) (f) (i)

4,600

0

 Motors Liquidation Company GUC Trust (a)

8,123

198,607

1,048,126

 Hotels, Restaurants & Leisure - 1.77%

 Carnival Corporation

10,392

417,447

 McDonald's Corporation

8,745

829,113

1,246,560

 Multiline Retail - 1.73%

 Target Corporation

19,540

1,224,767

 TOTAL CONSUMER DISCRETIONARY

4,683,168

 CONSUMER STAPLES - 7.02%

 Beverages - 1.62%

 Molson Coors Brewing Company

11,336

843,852

 PepsiCo, Inc.

3,260

303,473

1,147,325

 Food & Staples Retailing - 1.74%

 Wal-Mart Stores, Inc. (c)

16,026

1,225,508

 Food Products - 1.95%

 Kellogg Company

15,937

981,720

 Mondelez International, Inc.

11,511

394,424

1,376,144

 Tobacco - 1.71%

 Philip Morris International Inc. (c)

14,464

1,206,298

 TOTAL CONSUMER STAPLES

4,955,275

 ENERGY - 5.73%

 Energy Equipment & Services - 0.01%

 Lone Pine Resources Canada Ltd. (a) (f) (i)

3,118

3,146

 Lone Pine Resources Inc. (a) (f) (i)

3,118

0

 Lone Pine Resources Inc. - Escrow (a) (f) (i)

25,000

0

3,146

 Oil, Gas & Consumable Fuels - 5.72%

 Marathon Oil Corporation

10,158

381,839

 Royal Dutch Shell PLC - ADR

26,637

2,027,875

 Total S.A. - ADR

25,277

1,629,103

4,038,817

 TOTAL ENERGY

4,041,963

 FINANCIALS - 12.08%

 Banks - 6.29%

 Bank of America Corporation

24,616

419,703

 Citigroup Inc.

3,172

164,373

 JPMorgan Chase & Co. (c)

33,879

2,040,870

 Wells Fargo & Company (c)

35,012

1,816,072

4,441,018

 Insurance - 2.85%

 The Allstate Corporation

6,605

405,349

 Horace Mann Educators Corporation

13,576

387,052

 Willis Group Holdings Public Limited Company

29,543

1,223,080

2,015,481

 Real Estate Investment Trusts - 2.94%

 Corrections Corporation of America

22,995

790,108

 The GEO Group, Inc.

33,571

1,283,084

2,073,192

 TOTAL FINANCIALS

8,529,691

 HEALTH CARE - 6.77%

 Health Care Providers & Services - 0.58%

 WellPoint, Inc.

3,394

405,990

 Pharmaceuticals - 6.19%

 Eli Lilly and Company

18,673

1,210,944

 GlaxoSmithKline plc - ADR

35,394

1,627,062

 Johnson & Johnson

2,862

305,061

 Sanofi SA - ADR

21,804

1,230,400

4,373,467

 TOTAL HEALTH CARE

4,779,457

 INDUSTRIALS - 4.31%

 Aerospace & Defense - 2.35%

 BAE Systems PLC - ADR

27,400

840,358

 The Boeing Company (c)

6,423

818,162

1,658,520

 Machinery - 1.96%

 Cummins Inc.

4,501

594,041

 PACCAR Inc.

6,899

392,381

 Stanley Black & Decker, Inc.

4,439

394,139

1,380,561

 TOTAL INDUSTRIALS

3,039,081

 INFORMATION TECHNOLOGY - 7.87%

 Electronic Equipment, Instruments & Components - 1.14%

 Corning Incorporated

41,710

806,671

 IT Services - 1.14%

 International Business Machines Corporation

4,243

805,449

 Software - 4.51%

 CA, Inc.

28,536

797,296

 Microsoft Corporation (c)

43,678

2,024,913

 Oracle Corporation

9,444

361,516

3,183,725

 Technology Hardware, Storage & Peripherals - 1.08%

 Hewlett-Packard Company

21,420

759,767

 TOTAL INFORMATION TECHNOLOGY

5,555,612

 TELECOMMUNICATION SERVICES - 1.75%

 Wireless Telecommunication Services - 1.75%

 Vodafone Group Public Limited Company - ADR

37,542

1,234,756

 TOTAL TELECOMMUNICATION SERVICES

1,234,756

 UTILITIES - 5.76%

 Electric Utilities - 2.88%

 PPL Corporation

37,131

1,219,382

 The Southern Company

18,608

812,239

2,031,621

 Multi-Utilities - 2.88%

 Public Service Enterprise Group Incorporated

54,635

2,034,608

 TOTAL UTILITIES

4,066,229

 Total common stocks (Cost $37,995,870)

40,885,232

 PREFERRED STOCKS - 1.82%

 ENERGY - 0.02%

 Energy Equipment & Services - 0.02%

 Lone Pine Resources Canada Ltd. (a) (f) (i)

12,005

15,366

 Lone Pine Resources Inc. Multiple Voting Shares (a) (f) (i)

12,005

0

 TOTAL ENERGY

15,366

 FINANCIALS - 1.80%

 Banks - 1.80%

 Citigroup Inc., 7.125% (b)

9,728

260,029

 Countrywide Capital V, 7.000%

8,270

212,539

 Morgan Stanley Capital Trust III, 6.250%

9,118

230,868

 Morgan Stanley Capital Trust VIII, 6.450%

2,159

54,299

 The Royal Bank of Scotland Group Public Limited Company, 6.400%

3,694

90,503

 The Royal Bank of Scotland Group Public Limited Company, 6.600%

10,930

271,174

 Synovus Financial Corp., 7.875% (b)

5,398

148,715

 TOTAL FINANCIALS

1,268,127

 Total preferred stocks (Cost $1,242,129)

1,283,493

 CONVERTIBLE PREFERRED STOCKS - 0.35%

 ENERGY - 0.23%

 Energy Equipment & Services - 0.12%

 McDermott International, Inc. 6.250%

3,768

81,841

 Oil, Gas & Consumable Fuels - 0.11%

 PetroQuest Energy, Inc., 6.875%

1,853

79,679

 TOTAL ENERGY

161,520

 UTILITIES - 0.12%

 Electric Utilities - 0.12%

 Exelon Corporation, 6.500%

1,650

83,820

 TOTAL UTILITIES

83,820

 Total convertible preferred stocks (Cost $251,859)

245,340

 CONVERTIBLE BONDS - 0.72%

 Principal

 Amount

 CONSUMER DISCRETIONARY - 0.07%

 Leisure Products - 0.07%

 JAKKS Pacific, Inc.

 4.500%, 11/01/2014 (i)

$
50,000

50,500

 TOTAL CONSUMER DISCRETIONARY

50,500

 ENERGY - 0.25%

 Oil, Gas & Consumable Fuels - 0.25%

 Cobalt International Energy, Inc.

 3.125%, 05/15/2024

195,000

175,013

 TOTAL ENERGY

175,013

 INDUSTRIALS - 0.40%

 Machinery - 0.40%

 Meritor, Inc.

 7.875%, 03/01/2026

76,000

110,248

 4.000%, 02/15/2027 (b)

108,000

111,374

 Navistar International Corporation

 4.750%, 04/15/2019 (Acquired 03/19/2014 - 03/24/2014, Cost $64,750) (r)

65,000

65,366

286,988

 TOTAL INDUSTRIALS

286,988

 Total convertible bonds (Cost $518,958)

512,501

 CORPORATE BONDS - 34.89%

 CONSUMER DISCRETIONARY - 8.67%

 Auto Components - 0.66%

 American Axle & Manufacturing, Inc.

 7.750%, 11/15/2019

226,000

254,250

 Lear Corporation

 5.375%, 03/15/2024

213,000

215,130

469,380

 Automobiles - 0.29%

 Chrysler Group LLC / CG Co-Issuer Inc.

 8.250%, 06/15/2021

190,000

208,050

 Diversified Consumer Services - 0.36%

 Regal Entertainment Group

 5.750%, 03/15/2022

250,000

251,875

 Hotels, Restaurants & Leisure - 1.27%

 1011778 B.C. Unlimited Liability Company / New Red Finance, Inc.

 6.000%, 04/01/2022 (Acquired 09/24/2014 - 09/25/2014, Cost $91,865) (e) (r)

92,000

91,885

 MGM Resorts International

 7.750%, 03/15/2022

237,000

264,255

 Ruby Tuesday, Inc.

 7.625%, 05/15/2020 (i)

215,000

213,925

 Shearer's Foods LLC / Chip Finance Corp.

 9.000%, 11/01/2019 (Acquired 10/24/2012 - 09/18/2014, Cost $161,500) (r)

150,000

163,875

 Wynn Macau, Limited

 5.250%, 10/15/2021 (Acquired 03/13/2014 - 09/18/2014, Cost $170,985) (r)

170,000

164,900

898,840

 Household Durables - 0.59%

 Weekley Homes LLC / Weekley Finance Corp.

 6.000%, 02/01/2023

278,000

270,355

 William Lyon Homes, Inc.

 8.500%, 11/15/2020

134,000

145,390

415,745

 Leisure Products - 1.42%

 Apex Tool Group, LLC

 7.000%, 02/01/2021 (Acquired 01/25/2013 - 06/18/2014, Cost $202,438) (r)

205,000

189,625

 Gibson Brands, Inc.

 8.875%, 08/01/2018 (Acquired 07/24/2013 - 08/27/2014, Cost $223,617) (r)

215,000

211,238

 Golden Nugget Escrow Inc.

 8.500%, 12/01/2021 (Acquired 11/05/2013 - 09/17/2014, Cost $189,201) (r)

185,000

187,544

 MCE Finance Ltd.

 5.000%, 02/15/2021 (Acquired 02/06/2013 - 05/22/2014, Cost $233,316) (r)

234,000

225,809

 Seven Seas Cruises S. De R.L., LLC

 9.125%, 05/15/2019

172,000

185,115

999,331

 Media - 2.80%

 CCO Holdings, LLC / CCO Holdings Capital Corp.

 7.375%, 06/01/2020

141,000

149,460

 Entercom Radio, LLC

 10.500%, 12/01/2019

150,000

165,000

 Harland Clarke Holdings Corp.

 9.250%, 03/01/2021 (Acquired 01/27/2014 - 08/04/2014, Cost $258,829) (r)

255,000

259,144

 MDC Partners Inc.

 6.750%, 04/01/2020 (Acquired 03/15/2013 - 07/23/2014, Cost $260,986) (r)

250,000

258,750

 Numericable Group SA

 6.000%, 05/15/2022 (Acquired 04/23/2014 - 08/20/2014, Cost $269,995) (r)

265,000

267,319

 Townsquare Radio LLC / Townsquare Radio Inc.

 9.000%, 04/01/2019 (Acquired 03/30/2012 - 06/24/2014, Cost $258,952) (r)

240,000

259,800

 Virgin Media Finance PLC

 6.375%, 04/15/2023 (Acquired 02/07/2013 - 08/13/2014, Cost $303,785) (r)

290,000

300,875

 VTR Finance B.V.

 6.875%, 01/15/2024 (Acquired 01/27/2014 - 06/09/2014, Cost $319,249) (r)

308,000

319,549

1,979,897

 Specialty Retail - 0.97%

 CST Brands, Inc.

 5.000%, 05/01/2023

268,000

262,640

 The Men's Wearhouse, Inc.

 7.000%, 07/01/2022 (Acquired 06/11/2014 - 09/16/2014, Cost $238,155) (r)

231,000

234,465

 Outerwall Inc.

 5.875%, 06/15/2021 (Acquired 06/04/2014 - 08/01/2014, Cost $195,096) (r)

195,000

184,763

681,868

 Textiles, Apparel & Luxury Goods - 0.31%

 Quiksilver Inc. / QS Wholesale Inc.

 7.875%, 08/01/2018 (Acquired 07/11/2013 - 08/13/2014, Cost $199,657) (r)

195,000

175,500

 10.000%, 08/01/2020

70,000

42,000

217,500

 TOTAL CONSUMER DISCRETIONARY

6,122,486

 CONSUMER STAPLES - 1.49%

 Food Products - 0.59%

 Pinnacle Operating Corporation

 9.000%, 11/15/2020 (Acquired 09/13/2013 - 06/09/2014, Cost $176,745) (r)

167,000

178,690

 Wells Enterprises, Inc.

 6.750%, 02/01/2020 (Acquired 01/15/2013 - 06/27/2014, Cost $239,081) (r)

230,000

236,900

415,590

 Household Products - 0.90%

 American Greetings Corporation

 7.375%, 12/01/2021

258,000

270,255

 Central Garden & Pet Company

 8.250%, 03/01/2018

163,000

166,668

 FGI Operating Company LLC / FGI Finance Inc.

 7.875%, 05/01/2020

200,000

196,000

632,923

 TOTAL CONSUMER STAPLES

1,048,513

 ENERGY - 5.92%

 Energy Equipment & Services - 3.42%

 Atwood Oceanics, Inc.

 6.500%, 02/01/2020

175,000

180,250

 Bonanza Creek Energy, Inc.

 6.750%, 04/15/2021

260,000

269,100

 Gastar Exploration, Inc.

 8.625%, 05/15/2018 (i)

238,000

246,330

 Globe Luxembourg SCA

 9.625%, 05/01/2018 (Acquired 05/02/2013 - 06/10/2014, Cost $253,838) (r)

238,000

253,470

 McDermott International, Inc.

 8.000%, 05/01/2021 (Acquired 04/10/2014 - 06/18/2014, Cost $183,613) (r)

180,000

176,850

 Paragon Offshore PLC

 6.750%, 07/15/2022 (Acquired 07/11/2014 - 09/18/2014, Cost $248,214) (r)

250,000

211,875

 Parsley Energy LLC / Parsley Finance Corporation

 7.500%, 02/15/2022 (Acquired 01/31/2014 - 09/19/2014, Cost $258,126) (r)

246,000

255,225

 PHI, Inc.

 5.250%, 03/15/2019

233,000

235,039

 Shale-Inland Holdings LLC / Shale-Inland Finance Corp.

 8.750%, 11/15/2019 (Acquired 10/26/2012 - 06/18/2014, Cost $129,183) (r)

125,000

130,000

 Shelf Drilling Holdings Ltd.

 8.625%, 11/01/2018 (Acquired 10/10/2012 - 05/16/2014, Cost $183,124) (r)

175,000

184,625

 Unit Corporation

 6.625%, 05/15/2021

269,000

271,017

2,413,781

 Oil, Gas & Consumable Fuels - 2.50%

 Calumet Specialty Products Partners LP / Calumet Finance Corp.

 6.500%, 04/15/2021 (Acquired 06/23/2014 - 09/19/2014, Cost $225,667) (r)

220,000

210,100

 Comstock Resources, Inc.

 9.500%, 06/15/2020

126,000

138,600

 Gulfport Energy Corporation

 7.750%, 11/01/2020 (Acquired 09/03/2014, Cost $26,942) (r)

25,000

26,188

 7.750%, 11/01/2020

250,000

261,874

 Holly Energy Partners LP / Holly Energy Finance Corp.

 6.500%, 03/01/2020

184,000

190,440

 Kosmos Energy Ltd.

 7.875%, 08/01/2021 (Acquired 07/25/2014 - 08/13/2014, Cost $233,375) (r)

233,000

236,495

 PBF Holding Company LLC / PBF Finance Corp.

 8.250%, 02/15/2020

232,000

244,180

 PetroQuest Energy, Inc.

 10.000%, 09/01/2017

90,000

94,163

 Stone Energy Corporation

 7.500%, 11/15/2022

180,000

186,354

 Warren Resources, Inc.

 9.000%, 08/01/2022 (Acquired 08/06/2014 - 09/12/2014, Cost $182,341) (r)

183,000

179,340

1,767,734

 TOTAL ENERGY

4,181,515

 FINANCIALS - 1.53%

 Banks - 0.70%

 First Tennessee Capital II

 6.300%, 04/15/2034 (i)

255,000

250,345

 Popular, Inc.

 7.000%, 07/01/2019

242,000

243,513

493,858

 Consumer Finance - 0.64%

 Credit Acceptance Corporation

 6.125%, 02/15/2021 (Acquired 01/16/2014 - 08/12/2014, Cost $215,996) (r)

210,000

214,725

 Navient, LLC

 8.000%, 03/25/2020

208,000

233,740

448,465

 Real Estate Investment Trusts - 0.19%

 The GEO Group, Inc.

 5.875%, 10/15/2024

135,000

136,013

 TOTAL FINANCIALS

1,078,336

 HEALTH CARE - 3.12%

 Health Care Providers & Services - 1.55%

 CHS / Community Health Systems, Inc.

 6.875%, 02/01/2022 (Acquired 01/15/2014 - 06/09/2014, Cost $263,716) (r)

255,000

267,113

 HCA Inc.

 6.500%, 02/15/2020

235,000

257,031

 LifePoint Hospitals, Inc.

 5.500%, 12/01/2021

220,000

223,850

 Universal Hospital Services, Inc.

 7.625%, 08/15/2020

150,000

141,750

 WellCare Health Plans, Inc.

 5.750%, 11/15/2020

198,000

202,455

1,092,199

 Health Care Technology - 0.62%

 DJO Finance LLC

 9.750%, 10/15/2017

98,000

99,960

 8.750%, 03/15/2018

100,000

106,000

 Mallinckrodt International Finance SA / Mallinckrodt CB LLC

 5.750%, 08/01/2022 (Acquired 07/30/2014 - 09/19/2014, Cost $234,690) (r)

233,000

235,621

441,581

 Pharmaceuticals - 0.95%

 ConvaTec Healthcare E S.A.

 10.500%, 12/15/2018 (Acquired 12/31/2010 - 05/06/2014, Cost $158,522) (r)

150,000

159,000

 Grifols Worldwide Operations Limited

 5.250%, 04/01/2022 (Acquired 03/05/2014 - 07/31/2014, Cost $239,444) (r)

235,000

232,650

 Salix Pharmaceuticals, Ltd.

 6.000%, 01/15/2021 (Acquired 12/12/2013 - 07/22/2014, Cost $271,755) (r)

258,000

279,930

671,580

 TOTAL HEALTH CARE

2,205,360

 INDUSTRIALS - 5.63%

 Aerospace & Defense - 0.10%

 Huntington Ingalls Industries, Inc.

 7.125%, 03/15/2021

64,000

69,280

 Building Products - 1.72%

 Allegion US Holding Company Inc.

 5.750%, 10/01/2021

185,000

189,625

 Building Materials Corporation of America

 6.750%, 05/01/2021 (Acquired 11/21/2011 - 06/10/2014, Cost $239,390) (r)

225,000

236,250

 Masonite International Corporation

 8.250%, 04/15/2021 (Acquired 03/06/2012 - 07/01/2014, Cost $290,892) (r)

270,000

290,249

 Roofing Supply Group LLC / Roofing Supply Finance Inc.

 10.000%, 06/01/2020 (Acquired 05/24/2012 - 06/11/2014, Cost $253,843) (r)

235,000

249,100

 WESCO Distribution, Inc.

 5.375%, 12/15/2021

248,000

247,380

1,212,604

 Commercial Services & Supplies - 1.24%

 Aguila 3 S.A.

 7.875%, 01/31/2018 (Acquired 03/24/2014 - 09/17/2014, Cost $235,953) (r)

225,000

229,359

 Ashtead Capital, Inc.

 5.625%, 10/01/2024 (Acquired 09/10/2014 - 09/16/2014, Cost $146,756) (r)

145,000

146,813

 International Lease Finance Corporation

 8.250%, 12/15/2020

195,000

231,075

 Zachry Holdings, Inc.

 7.500%, 02/01/2020 (Acquired 01/18/2013 - 05/15/2014, Cost $278,644) (r)

262,000

269,860

877,107

 Construction & Engineering - 1.52%

 AECOM Technology Corporation

 5.875%, 10/15/2024 (Acquired 09/17/2014 - 09/18/2014, Cost $226,928) (e) (r)

225,000

229,500

 Century Communities, Inc.

 6.875%, 05/15/2022 (Acquired 04/30/2014 - 05/21/2014, Cost $137,112) (r)

135,000

136,688

 Rice Energy Inc.

 6.250%, 05/01/2022 (Acquired 04/16/2014 - 08/20/2014, Cost $212,686) (r)

210,000

205,800

 RSI Home Products, Inc.

 6.875%, 03/01/2018 (Acquired 02/15/2013 - 05/30/2014, Cost $232,660) (r)

222,000

232,544

 WCI Communities, Inc.

 6.875%, 08/15/2021

190,000

191,425

 6.875%, 08/15/2021 (Acquired 06/23/2014, Cost $76,875) (i) (r)

75,000

75,563

1,071,520

 Electrical Equipment - 0.22%

 General Cable Corporation

 5.750%, 10/01/2022

163,000

152,405

 Industrial Conglomerates - 0.27%

 Actuant Corporation

 5.625%, 06/15/2022

184,000

192,280

 Machinery - 0.56%

 Mcron Finance Sub LLC / Mcron Finance Corp.

 8.375%, 05/15/2019 (Acquired 04/20/2012 - 09/17/2014, Cost $177,299) (r)

167,000

180,360

 Navistar International Corporation

 8.250%, 11/01/2021

210,000

216,038

396,398

 TOTAL INDUSTRIALS

3,971,594

 INFORMATION TECHNOLOGY - 1.89%

 Communications Equipment - 0.15%

 CommScope, Inc.

 5.000%, 06/15/2021 (Acquired 05/15/2014 - 07/22/2014, Cost $106,482) (r)

106,000

104,410

 Electronic Equipment, Instruments & Components - 1.03%

 CommScope Holding Company, Inc.

 6.625%, 06/01/2020 (Acquired 05/22/2013 - 06/09/2014, Cost $191,420) (p) (r)

185,000

191,475

 Freescale Semiconductor, Inc.

 6.000%, 01/15/2022 (Acquired 10/28/2013 - 09/18/2014, Cost $237,349) (r)

228,000

231,990

 NXP B.V. and NXP Funding LLC

 5.750%, 03/15/2023 (Acquired 05/06/2013 - 09/17/2014, Cost $273,771) (r)

263,000

266,945

 Zebra Technologies Corporation

 7.250%, 10/15/2022 (Acquired 09/30/2014, Cost $35,000) (e) (r)

35,000

35,000

725,410

 Software - 0.71%

 ACI Worldwide, Inc.

 6.375%, 08/15/2020 (Acquired 08/15/2013 - 04/21/2014, Cost $221,235) (r)

213,000

221,520

 First Data Corporation

 8.875%, 08/15/2020 (Acquired 12/31/2010 - 08/23/2012, Cost $41,219) (r)

40,000

43,000

 8.750%, 01/15/2022 (Acquired 11/19/2012 - 07/31/2014, Cost $240,563) (p) (r)

225,884

240,566

505,086

 TOTAL INFORMATION TECHNOLOGY

1,334,906

 MATERIALS - 5.36%

 Chemicals - 2.65%

 Axalta Coating Systems US Holdings Inc. / Axalta Coating Systems Dutch Holding B BV

 7.375%, 05/01/2021 (Acquired 01/16/2013 - 05/30/2014, Cost $256,110) (r)

239,000

257,522

 Hexion U.S. Finance Corp.

 6.625%, 04/15/2020

146,000

147,460

 Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC

 8.875%, 02/01/2018

135,000

137,869

 Iracore International Holdings, Inc.

 9.500%, 06/01/2018 (Acquired 05/08/2013 - 07/01/2014, Cost $215,965) (i) (r)

206,000

188,490

 Momentive Performance Materials Inc.

 8.875%, 10/15/2020 (d)

122,000

109,190

 OMNOVA Solutions Inc.

 7.875%, 11/01/2018

135,000

137,700

 Perstorp Holding AB

 8.750%, 05/15/2017 (Acquired 11/09/2012 - 09/16/2014, Cost $219,811) (r)

210,000

219,450

 Rayonier A.M. Products Inc.

 5.500%, 06/01/2024 (Acquired 05/08/2014 - 09/23/2014, Cost $233,475) (r)

230,000

219,650

 Taminco Global Chemical Corporation

 9.750%, 03/31/2020 (Acquired 01/20/2012 - 05/13/2014, Cost $222,442) (r)

204,000

224,910

 Trinseo Materials Operating SCA / Trinseo Materials Finance Inc.

 8.750%, 02/01/2019

216,000

227,880

1,870,121

 Containers & Packaging - 0.28%

 Silgan Holdings Inc.

 5.500%, 02/01/2022

197,000

199,463

 Metals & Mining - 1.61%

 Century Aluminum Company

 7.500%, 06/01/2021 (Acquired 05/23/2013 - 09/02/2014, Cost $205,608) (r)

200,000

214,000

 Horsehead Holding Corp.

 9.000%, 06/01/2017 (Acquired 07/24/2014, Cost $85,000) (i) (r)

85,000

87,550

 10.500%, 06/01/2017 (Acquired 07/19/2012 - 06/18/2014, Cost $161,241) (i) (r)

150,000

171,844

 Kaiser Aluminum Corporation

 8.250%, 06/01/2020

203,000

224,822

 Noranda Aluminum Acquisition Corporation

 11.000%, 06/01/2019

215,000

222,525

 Rain CII Carbon LLC

 8.000%, 12/01/2018 (Acquired 12/31/2010 - 09/18/2014, Cost $61,589) (r)

60,000

61,800

 8.250%, 01/15/2021 (Acquired 12/14/2012 - 09/19/2014, Cost $151,282) (r)

145,000

151,525

1,134,066

 Paper & Forest Products - 0.82%

 Appvion, Inc.

 9.000%, 06/01/2020 (Acquired 11/13/2013 - 05/02/2014, Cost $228,106) (r)

226,000

190,123

 Neenah Paper, Inc.

 5.250%, 05/15/2021 (Acquired 05/16/2013 - 05/02/2014, Cost $224,888) (r)

223,000

226,066

 Sappi Papier Holding GmbH

 7.750%, 07/15/2017 (Acquired 09/17/2012 - 06/18/2014, Cost $167,598) (r)

155,000

166,625

582,814

 TOTAL MATERIALS

3,786,464

 TELECOMMUNICATION SERVICES - 0.64%

 Diversified Telecommunication Services - 0.33%

 Telecom Italia S.p.A.

 5.303%, 05/30/2024 (Acquired 06/24/2014 - 07/02/2014, Cost $235,189) (r)

234,000

230,198

 Wireless Telecommunication Services - 0.31%

 Wind Acquisition Finance S.A.

 7.375%, 04/23/2021 (Acquired 04/08/2014 - 09/19/2014, Cost $223,021) (r)

218,000

219,635

 TOTAL TELECOMMUNICATION SERVICES

449,833

 UTILITIES - 0.64%

 Electric Utilities - 0.64%

 Calpine Corporation

 6.000%, 01/15/2022 (Acquired 10/17/2013 - 05/20/2014, Cost $186,232) (r)

180,000

190,350

 Dynegy Inc.

 5.875%, 06/01/2023

270,000

253,125

 Energy Future Intermediate Holding Company LLC / EFIH Finance Inc.

 8.750%, 12/01/2020 (Acquired 06/19/2014, Cost $0) (d) (r)

108,000

9,450

452,925

 TOTAL UTILITIES

452,925

 Total corporate bonds (Cost $24,980,807)

24,631,932

 ASSET-BACKED SECURITIES - 0.55%

 INDUSTRIALS - 0.55%

 Airlines - 0.55%

 US Airways Pass Through Trust - Class B - Series 2012-1

 8.000%, 10/01/2019

117,681

130,626

 US Airways Pass Through Trust - Class B - Series 2012-2

 6.750%, 06/30/2021

235,052

255,620

386,246

 TOTAL INDUSTRIALS

386,246

 Total asset-backed securities (Cost $381,863)

386,246

 TERM LOANS - 1.15%

 CONSUMER DISCRETIONARY - 0.21%

 Multiline Retail - 0.21%

 J.C. Penney Corporation, Inc.

 6.000%, 05/22/2018 (b)

148,624

148,587

 TOTAL CONSUMER DISCRETIONARY

148,587

 ENERGY - 0.49%

 Energy Equipment & Services - 0.49%

 Fieldwood Energy LLC

 8.375%, 09/30/2020 (b)

170,000

170,892

 Jonah Energy LLC

 7.500%, 05/12/2021 (b)

175,000

173,687

344,579

 TOTAL ENERGY

344,579

 INFORMATION TECHNOLOGY - 0.27%

 Software - 0.27%

 Flexera Software, LLC

 4.500%, 04/02/2020 (b)

96,851

96,246

 8.000%, 04/02/2021 (b)

100,000

98,000

194,246

 TOTAL INFORMATION TECHNOLOGY

194,246

 MATERIALS - 0.18%

 Containers & Packaging - 0.18%

 Rexam Healthcare

 8.000%, 05/02/2022 (b)

125,000

124,844

 TOTAL MATERIALS

124,844

 Total term loans (Cost $820,178)

812,256

 WARRANTS - 0.01%

 Shares

 Held

 CONSUMER DISCRETIONARY - 0.01%

 Automobiles - 0.01%

 General Motors Company (a)

 Expiration: July 2019

 Exercise Price: $18.33

605

8,742

 TOTAL CONSUMER DISCRETIONARY

8,742

 Total warrants (Cost $9,495)

8,742

 Total long-term investments  (Cost $66,201,159)

68,765,742

 SHORT-TERM INVESTMENTS - 2.28%

 Principal Amount

 Time Deposits - 2.28%

 DNB Bank ASA, 0.03%, 10/01/2014*

$
1,609,429

1,609,429

 Total short-term investments (Cost $1,609,429)

1,609,429

 Total investments - 99.69% (Cost $67,810,588)

70,375,171

 Other assets in excess of liabilities - 0.31%

216,377

 Net assets - 100.00%

$
70,591,548

(a) -	Non-income producing security.
(b) -	The coupon rate shown on variable rate securities represents the rate at September 30, 2014.
(c) -	All or a portion of this security is segregated as collateral for bridge loan commitments and delayed delivery securities.
(d) -	Issuer is currently in default on its regularly scheduled interest payments.
(e) -	Delayed delivery security.
(f -	Fair valued security. The total market value of these securities was $18,512, which represented 0.03% of net assets.
(i) -	Illiquid security.
(p) -	Payment in-kind security.
(r) -
Restricted security under Rule 144A under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $14,075,384, which represented 19.94% of net assets.

ADR -	American Depositary Receipt
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - September 30, 2014
Hotchkis & Wiley High Yield Fund (Unaudited)

CORPORATE BONDS - 83.59%	Principal Amount	Value
Advertising - 0.83%
MDC Partners Inc.
6.750%, 04/01/2020 (Acquired 03/15/2013 - 08/13/2014, Cost $14,468,056) (r)	$14,017,000	$14,507,595
Aerospace/Defense - 0.42%
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	6,744,000	7,300,380
Apparel/Textiles - 0.75%
Quiksilver Inc. / QS Wholesale Inc.
7.875%, 08/01/2018 (Acquired 07/11/2013 - 08/13/2014, Cost $11,449,949) (r)	11,367,000	10,230,300
10.000%, 08/01/2020	4,886,000	2,931,600
		13,161,900
Auto Loans - 0.73%
Credit Acceptance Corporation
6.125%, 02/15/2021 (Acquired 01/16/2014 - 08/21/2014, Cost $12,658,485) (r)	12,545,000	12,827,262
Auto Parts & Equipment - 1.51%
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	13,105,000	14,743,125
Lear Corporation
5.375%, 03/15/2024	11,457,000	11,571,570
		26,314,695
Automakers - 1.46%
Chrysler Group LLC / CG Co-Issuer Inc.
8.250%, 06/15/2021	11,535,000	12,630,825
Navistar International Corporation
8.250%, 11/01/2021	12,560,000	12,921,100
		25,551,925
Banking - 0.84%
Popular, Inc.
7.000%, 07/01/2019	14,536,000	14,626,850
Building & Construction - 4.19%
AECOM Technology Corporation
5.875%, 10/15/2024 (Acquired 09/17/2014 - 09/19/2014, Cost $14,323,058) (e) (r)	14,195,000	14,478,900
Century Communities, Inc.
6.875%, 05/15/2022 (Acquired 04/30/2014 - 05/01/2014, Cost $7,903,667) (r)	7,790,000	7,887,375
WCI Communities, Inc.
6.875%, 08/15/2021	12,530,000	12,623,975
6.875%, 08/15/2021 (Acquired 06/23/2014, Cost $527,875) (i) (r)	515,000	518,862
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023	16,140,000	15,696,150
William Lyon Homes, Inc.
8.500%, 11/15/2020	8,124,000	8,814,540
Zachry Holdings, Inc.
7.500%, 02/01/2020 (Acquired 01/18/2013 - 06/18/2014, Cost $13,230,993) (r)	12,791,000	13,174,730
		73,194,532
Building Materials - 4.59%
Allegion US Holding Company Inc.
5.750%, 10/01/2021	11,655,000	11,946,375
Building Materials Corporation of America
6.750%, 05/01/2021 (Acquired 08/26/2011 - 06/10/2014, Cost $13,670,753) (r)	13,198,000	13,857,900
Masonite International Corporation
8.250%, 04/15/2021 (Acquired 09/06/2011 - 06/18/2014, Cost $14,562,700) (r)	13,813,000	14,848,975
Roofing Supply Group LLC / Roofing Supply Finance Inc.
10.000%, 06/01/2020 (Acquired 05/24/2012 - 09/02/2014, Cost $13,306,479) (r)	12,459,000	13,206,540
RSI Home Products, Inc.
6.875%, 03/01/2018 (Acquired 02/15/2013 - 06/18/2014, Cost $12,425,041) (r)	12,083,000	12,656,942
WESCO Distribution, Inc.
5.375%, 12/15/2021	13,742,000	13,707,645
		80,224,377
Chemicals - 5.11%
Axalta Coating Systems US Holdings Inc. / Axalta Coating Systems Dutch Holding B BV
7.375%, 05/01/2021 (Acquired 01/16/2013 - 09/23/2014, Cost $13,949,150) (r)	13,359,000	14,394,323
Hexion U.S. Finance Corp.
6.625%, 04/15/2020	8,680,000	8,766,800
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC
8.875%, 02/01/2018 (c)	8,115,000	8,287,444
Momentive Performance Materials Inc.
8.875%, 10/15/2020 (d)	10,258,000	9,180,910
OMNOVA Solutions Inc.
7.875%, 11/01/2018	8,865,000	9,042,300
Perstorp Holding AB
8.750%, 05/15/2017 (Acquired 11/09/2012 - 09/16/2014, Cost $13,031,128) (r)	12,664,000	13,233,880
Taminco Global Chemical Corporation
9.750%, 03/31/2020 (Acquired 01/20/2012 - 08/26/2014, Cost $10,962,462) (r)	10,293,000	11,348,032
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc.
8.750%, 02/01/2019	14,303,000	15,089,665
		89,343,354
Consumer/Commercial/Lease Financing - 1.58%
International Lease Finance Corporation
8.250%, 12/15/2020 (c)	11,746,000	13,919,010
Navient, LLC
8.000%, 03/25/2020 (c)	12,225,000	13,737,844
		27,656,854
Diversified Capital Goods - 1.94%
Actuant Corporation
5.625%, 06/15/2022 (c)	9,863,000	10,306,835
Apex Tool Group, LLC
7.000%, 02/01/2021 (Acquired 01/25/2013 - 06/18/2014, Cost $13,497,236) (r)	13,435,000	12,427,375
General Cable Corporation
5.750%, 10/01/2022	11,896,000	11,122,760
		33,856,970
Electric - Generation - 1.54%
Calpine Corporation
6.000%, 01/15/2022 (Acquired 10/17/2013 - 12/26/2013, Cost $10,450,707) (r)	10,321,000	10,914,457
Dynegy Inc.
5.875%, 06/01/2023	16,205,000	15,192,188
Energy Future Intermediate Holding Company LLC / EFIH Finance Inc.
10.000%, 12/01/2020 (Acquired 06/19/2014, Cost $0) (d) (r)	9,822,000	859,425
		26,966,070
Electronics - 1.80%
Freescale Semiconductor, Inc.
6.000%, 01/15/2022 (Acquired 10/28/2013 - 09/18/2014, Cost $13,802,742) (r)	13,502,000	13,738,285
NXP B.V. and NXP Funding LLC
5.750%, 03/15/2023 (Acquired 05/06/2013 - 09/17/2014, Cost $15,813,208) (r)	15,450,000	15,681,750
Zebra Technologies Corporation
7.250%, 10/15/2022 (Acquired 09/30/2014, Cost $2,015,000) (e) (r)	2,015,000	2,015,000
		31,435,035
Energy - Exploration & Production - 7.78%
Bonanza Creek Energy, Inc.
6.750%, 04/15/2021	17,116,000	17,715,060
Comstock Resources, Inc.
9.500%, 06/15/2020	7,471,000	8,218,100
Gastar Exploration, Inc.
8.625%, 05/15/2018 (i)	15,289,000	15,824,115
Gulfport Energy Corporation
7.750%, 11/01/2020	15,909,000	16,664,677
7.750%, 11/01/2020 (Acquired 08/13/2014, Cost $3,674,741) (r)	3,470,000	3,634,825
Kosmos Energy Ltd.
7.875%, 08/01/2021 (Acquired 07/25/2014 - 08/13/2014, Cost $13,845,475) (r)	13,822,000	14,029,330
Parsley Energy LLC / Parsley Finance Corporation
7.500%, 02/15/2022 (Acquired 01/31/2014 - 09/19/2014, Cost $15,416,366) (r)	14,951,000	15,511,662
PetroQuest Energy, Inc.
10.000%, 09/01/2017	8,576,000	8,972,640
Rice Energy Inc.
6.250%, 05/01/2022 (Acquired 04/16/2014 - 08/25/2014, Cost $13,456,735) (r)	13,280,000	13,014,400
Stone Energy Corporation
7.500%, 11/15/2022	10,825,000	11,207,123
Warren Resources, Inc.
9.000%, 08/01/2022 (Acquired 08/06/2014 - 09/12/2014, Cost $11,319,578) (r)	11,353,000	11,125,940
		135,917,872
Food - Wholesale - 2.00%
Pinnacle Operating Corporation
9.000%, 11/15/2020 (Acquired 09/13/2013 - 09/04/2014, Cost $10,722,242) (r)	10,338,000	11,061,660
Shearer's Foods LLC / Chip Finance Corp.
9.000%, 11/01/2019 (Acquired 10/24/2012 - 09/18/2014, Cost $10,006,437) (r)	9,484,000	10,361,270
Wells Enterprises, Inc.
6.750%, 02/01/2020 (Acquired 01/15/2013 - 09/24/2014, Cost $13,641,793) (r)	13,208,000	13,604,240
		35,027,170
Forestry/Paper - 2.77%
Appvion, Inc.
9.000%, 06/01/2020 (Acquired 11/13/2013 - 09/02/2014, Cost $13,130,048) (r)	13,290,000	11,180,212
Neenah Paper, Inc.
5.250%, 05/15/2021 (Acquired 05/16/2013 - 09/22/2014, Cost $14,162,175) (r)	14,124,000	14,318,205
Rayonier A.M. Products Inc.
5.500%, 06/01/2024 (Acquired 05/08/2014 - 09/23/2014, Cost $14,265,927) (r)	14,090,000	13,455,950
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (Acquired 06/20/2012 - 09/10/2013, Cost $9,005,626) (r)	8,745,000	9,400,875
		48,355,242
Gaming - 2.93%
Golden Nugget Escrow Inc.
8.500%, 12/01/2021 (Acquired 11/05/2013 - 09/19/2014, Cost $11,043,301) (r)	10,910,000	11,060,013
MCE Finance Ltd.
5.000%, 02/15/2021 (Acquired 01/29/2013 - 03/31/2014, Cost $14,050,060) (r)	14,107,000	13,613,255
MGM Resorts International
7.750%, 03/15/2022	14,089,000	15,709,235
Wynn Macau, Limited
5.250%, 10/15/2021 (Acquired 03/13/2014 - 09/18/2014, Cost $11,221,633) (r)	11,147,000	10,812,590
		51,195,093
Gas Distribution - 0.66%
Holly Energy Partners LP / Holly Energy Finance Corp.
6.500%, 03/01/2020	11,080,000	11,467,800
Health Facilities - 2.45%
CHS / Community Health Systems, Inc.
6.875%, 02/01/2022 (Acquired 01/15/2014 - 08/08/2014, Cost $13,232,111) (r)	13,000,000	13,617,500
HCA Inc.
6.500%, 02/15/2020 (c)	14,448,000	15,802,500
LifePoint Hospitals, Inc.
5.500%, 12/01/2021	13,150,000	13,380,125
		42,800,125
Health Services - 0.78%
Air Medical Group Holdings, Inc.
9.250%, 11/01/2018	5,014,000	5,252,165
Universal Hospital Services, Inc.
7.625%, 08/15/2020	8,875,000	8,386,875
		13,639,040
Household & Leisure Products - 0.73%
Gibson Brands, Inc.
8.875%, 08/01/2018 (Acquired 07/24/2013 - 08/27/2014, Cost $13,515,505) (r)	12,997,000	12,769,553
Machinery - 0.63%
Mcron Finance Sub LLC / Mcron Finance Corp.
8.375%, 05/15/2019 (Acquired 04/20/2012 - 09/19/2014, Cost $10,572,293) (r)	10,123,000	10,932,840
Managed Care - 0.66%
WellCare Health Plans, Inc.
5.750%, 11/15/2020	11,210,000	11,462,225
Media - Cable - 3.45%
CCO Holdings, LLC / CCO Holdings Capital Corp.
7.375%, 06/01/2020	9,184,000	9,735,040
Numericable Group SA
6.000%, 05/15/2022 (Acquired 04/23/2014 - 08/20/2014, Cost $16,052,130) (r)	15,792,000	15,930,180
Virgin Media Finance PLC
6.375%, 04/15/2023 (Acquired 02/07/2013 - 08/13/2014, Cost $18,078,386) (r)	17,440,000	18,094,000
VTR Finance B.V.
6.875%, 01/15/2024 (Acquired 01/27/2014 - 08/20/2014, Cost $16,342,122) (r)	15,998,000	16,597,925
		60,357,145
Media Content - 1.31%
Entercom Radio, LLC
10.500%, 12/01/2019	7,408,000	8,148,800
Townsquare Radio LLC / Townsquare Radio Inc.
9.000%, 04/01/2019 (Acquired 03/30/2012 - 09/10/2014, Cost $14,369,374) (r)	13,542,000	14,659,215
		22,808,015
Medical Products - 2.32%
DJO Finance LLC
9.750%, 10/15/2017	6,343,000	6,469,860
8.750%, 03/15/2018	5,909,000	6,263,540
Grifols Worldwide Operations Limited
5.250%, 04/01/2022 (Acquired 03/05/2014 - 07/31/2014, Cost $14,263,219) (r)	14,000,000	13,860,000
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.750%, 08/01/2022 (Acquired 07/30/2014 - 09/19/2014, Cost $13,833,563) (r)	13,725,000	13,879,406
		40,472,806
Metals/Mining Excluding Steel - 4.55%
Century Aluminum Company
7.500%, 06/01/2021 (Acquired 05/23/2013 - 09/02/2014, Cost $12,216,674) (r)	12,345,000	13,209,150
Horsehead Holding Corp.
9.000%, 06/01/2017 (Acquired 07/24/2014, Cost $5,670,000) (i) (r)	5,670,000	5,840,100
10.500%, 06/01/2017 (Acquired 07/19/2012 - 06/18/2014, Cost $8,839,555) (i) (r)	8,590,000	9,840,919
Kaiser Aluminum Corporation
8.250%, 06/01/2020	11,324,000	12,541,330
Noranda Aluminum Acquisition Corporation
11.000%, 06/01/2019	12,161,000	12,586,635
Rain CII Carbon LLC
8.000%, 12/01/2018 (Acquired 11/23/2010 - 09/19/2014, Cost $7,498,795) (r)	7,340,000	7,560,200
8.250%, 01/15/2021 (Acquired 12/14/2012 - 09/19/2014, Cost $8,801,218) (r)	8,520,000	8,903,400
Shale-Inland Holdings LLC / Shale-Inland Finance Corp.
8.750%, 11/15/2019 (Acquired 10/26/2012 - 06/18/2014, Cost $8,874,094) (r)	8,655,000	9,001,200
		79,482,934
Oil Field Equipment & Services - 5.77%
Atwood Oceanics, Inc.
6.500%, 02/01/2020 (c)	10,645,000	10,964,350
Globe Luxembourg SCA
9.625%, 05/01/2018 (Acquired 05/02/2013 - 07/15/2014, Cost $14,237,799) (r)	13,686,000	14,575,590
Iracore International Holdings, Inc.
9.500%, 06/01/2018 (Acquired 05/08/2013 - 06/18/2014, Cost $10,292,283) (i) (r)	9,895,000	9,053,925
McDermott International, Inc.
8.000%, 05/01/2021 (Acquired 04/10/2014 - 08/07/2014, Cost $11,347,469) (r)	11,165,000	10,969,612
Paragon Offshore PLC
6.750%, 07/15/2022 (Acquired 07/11/2014 - 09/22/2014, Cost $15,309,700) (r)	15,497,000	13,133,708
PHI, Inc.
5.250%, 03/15/2019	14,177,000	14,301,049
Shelf Drilling Holdings Ltd.
8.625%, 11/01/2018 (Acquired 10/10/2012 - 09/03/2014, Cost $10,488,994) (r)	10,207,000	10,768,385
Unit Corporation
6.625%, 05/15/2021	16,930,000	17,056,975
		100,823,594
Oil Refining & Marketing - 1.47%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.500%, 04/15/2021 (Acquired 06/23/2014 - 09/19/2014, Cost $13,774,820) (r)	13,420,000	12,816,100
PBF Holding Company LLC / PBF Finance Corp.
8.250%, 02/15/2020	12,183,000	12,822,607
		25,638,707
Packaging - 0.69%
Silgan Holdings Inc.
5.500%, 02/01/2022	11,946,000	12,095,325
Personal & Household Products - 2.05%
American Greetings Corporation
7.375%, 12/01/2021	13,285,000	13,916,037
Central Garden & Pet Company
8.250%, 03/01/2018	8,939,000	9,140,128
FGI Operating Company LLC / FGI Finance Inc.
7.875%, 05/01/2020	12,941,000	12,682,180
		35,738,345
Pharmaceuticals - 1.30%
ConvaTec Healthcare E S.A.
10.500%, 12/15/2018 (Acquired 12/28/2010 - 07/09/2013, Cost $7,054,233) (r)	6,799,000	7,206,940
Salix Pharmaceuticals, Ltd.
6.000%, 01/15/2021 (Acquired 12/12/2013 - 06/18/2014, Cost $14,733,462) (r)	14,215,000	15,423,275
		22,630,215
Printing & Publishing - 0.88%
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (Acquired 01/27/2014 - 08/04/2014, Cost $15,337,638) (r)	15,170,000	15,416,513
Real Estate Investment Trusts - 0.46%
The GEO Group, Inc.
5.875%, 10/15/2024	8,065,000	8,125,487
Recreation & Travel - 0.63%
Seven Seas Cruises S. De R.L., LLC
9.125%, 05/15/2019	10,289,000	11,073,536
Restaurants - 1.05%
1011778 B.C. Unlimited Liability Company / New Red Finance, Inc.
6.000%, 04/01/2022 (Acquired 09/24/2014 - 09/25/2014, Cost $5,643,915) (e) (r)	5,652,000	5,644,935
Ruby Tuesday, Inc.
7.625%, 05/15/2020 (i)	12,850,000	12,785,750
		18,430,685
Software/Services - 1.82%
ACI Worldwide, Inc.
6.375%, 08/15/2020 (Acquired 08/15/2013 - 09/24/2014, Cost $13,047,543) (r)	12,649,000	13,154,960
First Data Corporation
8.875%, 08/15/2020 (Acquired 08/11/2010 - 06/18/2014, Cost $5,313,542) (r)	5,157,000	5,543,775
8.750%, 01/15/2022 (Acquired 11/19/2012 - 09/22/2014, Cost $12,846,167) (p) (r)	12,307,000	13,106,955
		31,805,690
Specialty Retail - 1.70%
CST Brands, Inc.
5.000%, 05/01/2023	16,146,000	15,823,080
The Men's Wearhouse, Inc.
7.000%, 07/01/2022 (Acquired 06/11/2014 - 09/16/2014, Cost $14,081,085) (r)	13,646,000	13,850,690
		29,673,770
Support - Services - 1.90%
Aguila 3 S.A.
7.875%, 01/31/2018 (Acquired 07/30/2013 - 09/17/2014, Cost $13,489,949) (r)	12,953,000	13,203,964
Ashtead Capital, Inc.
5.625%, 10/01/2024 (Acquired 09/10/2014 - 09/16/2014, Cost $8,976,846) (r)	8,870,000	8,980,875
Outerwall Inc.
5.875%, 06/15/2021 (Acquired 06/04/2014 - 08/20/2014, Cost $11,659,668) (r)	11,635,000	11,024,163
		33,209,002
Telecom - Integrated/Services - 1.12%
Sable International Finance Limited
8.750%, 02/01/2020 (Acquired 01/20/2012 - 10/08/2013, Cost $5,603,690) (r)	5,307,000	5,811,165
Telecom Italia S.p.A.
5.303%, 05/30/2024 (Acquired 06/24/2014 - 09/19/2014, Cost $14,015,571) (r)	13,962,000	13,735,118
		19,546,283
Telecom - Wireless - 0.77%
Wind Acquisition Finance S.A.
7.375%, 04/23/2021 (Acquired 04/08/2014 - 09/19/2014, Cost $13,577,766) (r)	13,332,000	13,431,990
Telecommunications Equipment - 0.82%
CommScope Holding Company, Inc.
6.625%, 06/01/2020 (Acquired 05/23/2013 - 06/18/2014, Cost $8,000,882) (p) (r)	8,035,000	8,316,225
CommScope, Inc.
5.000%, 06/15/2021 (Acquired 05/15/2014 - 06/18/2014, Cost $6,120,047) (r)	6,095,000	6,003,575
		14,319,800
Theaters & Entertainment - 0.85%
Regal Entertainment Group
5.750%, 03/15/2022	14,779,000	14,889,843
Total corporate bonds (Cost $1,462,022,493)		1,460,504,444

ASSET-BACKED SECURITIES - 1.35%
Air Transportation - 1.35%
US Airways Pass Through Trust - Class B - Series 2012-1
8.000%, 10/01/2019	6,991,390	7,760,443
US Airways Pass Through Trust - Class B - Series 2012-2
6.750%, 06/03/2021	14,520,481	15,791,023
		23,551,466
Total asset-backed securities (Cost $22,766,454)		23,551,466

CONVERTIBLE BONDS - 1.62%
Auto Parts & Equipment - 0.75%
Meritor, Inc.
7.875%, 03/01/2026	4,402,000	6,385,651
4.000%, 02/15/2027 (b)	6,533,000	6,737,157
		13,122,808
Automakers - 0.30%
Navistar International Corporation
4.750%, 04/15/2019 (Acquired 03/19/2014 - 06/18/2014, Cost $5,254,053) (r)	5,250,000	5,279,531
Energy - Exploration & Production - 0.57%
Cobalt International Energy, Inc.
3.125%, 05/15/2024	11,100,000	9,962,250
Total convertible bonds (Cost $26,675,593)		28,364,589

TERM LOANS - 3.04%
Department Stores - 0.72%
J.C. Penney Corporation, Inc.
6.000%, 05/22/2018	12,558,207	12,555,068
Energy - Exploration & Production - 1.31%
Fieldwood Energy LLC
8.375%, 09/30/2020 (b)	11,765,000	11,826,766
Jonah Energy LLC
7.500%, 05/12/2021 (b)	11,150,000	11,066,375
		22,893,141
Packaging - 0.43%
Rexam Healthcare
8.000%, 05/02/2022 (b)	7,560,000	7,550,550
Software/Services - 0.58%
Flexera Software, LLC
4.500%, 04/02/2020 (b)	3,777,207	3,753,599
8.000%, 04/02/2021 (b)	6,400,000	6,272,000
		10,025,599
Total term loans (Cost $53,256,497)		53,024,358
	Shares
CONVERTIBLE PREFERRED STOCKS - 0.22%	Held
Oil Field Equipment & Services - 0.22%
McDermott International, Inc., 6.250%	178,219	3,870,917
Total convertible preferred stocks (Cost $4,532,955)		3,870,917

PREFERRED STOCKS - 4.39%
Banking - 4.27%
Citigroup Inc., 7.125% (b)	583,675	15,601,633
Countrywide Capital V, 7.000%	502,895	12,924,401
Morgan Stanley Capital Trust III, 6.250%	459,666	11,638,743
Morgan Stanley Capital Trust VIII, 6.450%	129,080	3,246,362
The Royal Bank of Scotland Group Public Limited Company, 6.400%	220,871	5,411,339
The Royal Bank of Scotland Group Public Limited Company, 6.600%	644,255	15,983,967
Synovus Financial Corp., 7.875% (b)	357,913	9,860,503
		74,666,948
Energy - Exploration & Production - 0.12%
Lone Pine Resources Canada Ltd. (a) (f) (i)	1,596,813	2,043,921
Lone Pine Resources Inc. Multiple Voting Shares (a) (f) (i)	1,596,813	0
		2,043,921
Total preferred stocks (Cost $72,345,187)		76,710,869

COMMON STOCKS - 1.90%
Auto Parts & Equipment - 0.63%
The Goodyear Tire & Rubber Company	483,736	10,925,178
Automakers - 0.74%
General Motors Company	109,601	3,500,656
General Motors Company - Escrow (a) (f) (i)	352,400	0
Motors Liquidation Company GUC Trust (a)	387,581	9,476,355
		12,977,011
Banking - 0.50%
Citigroup Inc.	169,826	8,800,383
Energy - Exploration & Production - 0.03%
Lone Pine Resources Canada Ltd. (a) (f) (i)	414,738	418,460
Lone Pine Resources Inc. (a) (f) (i)	414,738	0
Lone Pine Resources Inc. - Escrow (a) (f) (i)	3,325,000	0
		418,460
Total common stocks (Cost $29,755,926)		33,121,032

WARRANTS - 0.07%
Automakers - 0.07%
General Motors Company (a)
Expiration: July 2019
Exercise Price: $18.33	86,395	1,248,408
Total warrants (Cost $1,374,011)		1,248,408

Total long-term investments (Cost $1,672,729,116)		1,680,396,083
	Principal
SHORT-TERM INVESTMENTS - 3.02%	Amount
Time Deposits - 3.02%
BNP Paribas, 0.03%, 10/01/2014*	$52,832,914	52,832,914
Total short-term investments (Cost $52,832,914)		52,832,914

Total investments - 99.20% (Cost $1,725,562,030)		1,733,228,997

Other assets in excess of liabilities - 0.80%		13,911,509

Net assets - 100.00%		$1,747,140,506

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at September 30, 2014.
(c)	- All or a portion of this security is segregated as collateral for bridge loan commitments and delayed delivery securities.
(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(e)	- Delayed delivery security.
(f)	- Fair valued security. The total market value of these securities was $2,462,381, which represented 0.14% of net assets.
(i)	- Illiquid security.
(p)	- Payment in-kind security.
(r)	- Restricted security under Rule 144A under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $830,139,892, which represented 47.51% of net assets.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The cost basis of investments, excluding foreign currency transactions and futures contracts, for federal income tax purposes at September 30, 2014 was as follows*:

	Diversified	Large Cap	Mid-Cap
	Value Fund	Value Fund	Value Fund
Cost of investments	$492,678,836	$733,564,178	$3,263,213,411
Gross unrealized appreciation	87,851,836	95,239,219	392,402,729
Gross unrealized depreciation	(51,426,250)	(73,400,351)	(116,459,415)
Net unrealized appreciation	$36,425,586	$21,838,868	$(275,943,314)

	Small Cap Value Fund	Small Cap Diversified Value Fund	Global Value Fund
Cost of investments	$952,500,344	$5,383,766	$4,303,390
Gross unrealized appreciation	137,886,184	89,713	419,244
Gross unrealized depreciation	(69,956,093)	(488,996)	(241,089)
Net unrealized appreciation (depreciation)	$67,930,091	$(399,283)	$178,155

	Value Opportunities	Capital	High
	Fund	Income Fund	Yield Fund
Cost of investments	$500,237,892	$67,810,588	$1,725,562,030
Gross unrealized appreciation	56,495,853	4,231,422	41,285,262
Gross unrealized depreciation	(19,492,021)	(1,666,839)	(33,618,295)
Net unrealized appreciation	$37,003,832	$2,564,583	$7,666,967

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the Notes to the Financial Statements section in the Funds’ most recent semi-annual or annual report.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average between the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Funds’ net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

•
Level 2 — Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 — Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund’s assets as of September 30, 2014:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value

Level 1 -- Quoted prices in an active market:
Common Stocks	$515,365,605	$738,197,218	$3,279,527,664	$929,519,882	$4,853,949
Investment Companies	-	-	-	28,391,172	72,615
Money Market Funds	1,066,400	1,247,200	53,767,463	41,385,621	-
Level 2 -- Other significant observable market inputs:
Common Stocks:
Energy	-	-	56,619,237	16,836,130	-
Time Deposits	12,672,417	15,958,628	149,242,361	4,297,630	57,919
Level 3 -- Significant unobservable inputs	-	-	-	-	-
Total Investments	$529,104,422	$755,403,046	$3,539,156,725	$1,020,430,435	$4,984,483

	Global Value	Value Opportunities	Capital Income	High Yield

Level 1 --Quoted prices in an active market:
Common Stocks	$2,763,343	$397,855,596	$40,882,086	$32,702,572
Investment Companies	-	998,286	-	-
Preferred Stocks	-	2,576,257	1,268,127	74,666,948
Convertible Preferred Stocks	-	-	245,340	3,870,917
Purchased Put Options	-	90,000	-	-
Warrants	-	2,805,860	8,742	1,248,408
Money Market Funds	-	337,980	-	-
Level 2 --Other significant observable market inputs:
Common Stocks:
Consumer Discretionary	258,683	9,457,049	-	-
Consumer Staples	164,017	81,233	-	-
Energy	160,443	4,664,190	-	-
Financials	251,988	7,990,968	-	-
Health Care	144,392	7,947,752	-	-
Industrials	499,690	54,069,015	-	-
Information Technology	97,228	15,405,726	-	-
Telecommunication Services	44,699	3,166,979	-	-
Utilities	47,376	-	-	-
Preferred Stocks:
Financials	-	154,773	-	-
Convertible Bonds	-	-	512,501	28,364,589
Corporate Bonds	-	21,637,388	24,631,932	1,460,504,444
Asset-Backed Securities	-	-	386,246	23,551,466
Term Loans	-	-	812,256	53,024,358
Time Deposits	49,686	8,002,672	1,609,429	52,832,914
Level 3 --Significant unobservable inputs:
Common Stocks:
Consumer Discretionary/Automakers	-	-	0	0
Energy/Energy - Exploration & Production	-	-	3,146	418,460
Preferred Stocks:
Energy/Energy - Exploration & Production	-	-	15,366	2,043,921

Total Investments	$4,481,545	$537,241,724	$70,375,171	$1,733,228,997

Other Financial Instruments
Level 1 -- Quoted prices in an active market		$-
Level 2 -- Other significant observable market inputs:
Futures Contracts *		576,726
Level 3 -- Significant unobservable inputs		-

Total Other Financial Instruments		$576,726

* Futures contracts are derivative instruments not reflected on the Schedule of Investments and are reflected at the unrealized appreciation (depreciation) on the instrument.

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

There were transfers from Level 1 to Level 2 of $7,302,261 for the Small Cap Value Fund, $200,896 for the Global Value Fund and $20,692,498 for the Value Opportunities Fund using market values as of September 30, 2014.  The transfers were due to securities being fair valued as a result of market movements following the close of local trading on September 30, 2014.  There were transfers from Level 2 to Level 1 of $43,627 for the Global Value Fund using market values as of September 30, 2014.  The transfers were due to the securities being fair valued as a result of market movements following the close of local trading at the beginning of the reporting period.  There were transfers from Level 2 to Level 1 of $532,569 for the Value Opportunities Fund, $81,841 for the Capital Income Fund and $3,870,917 for the High Yield Fund using market values as of September 30, 2014.  The transfers were due to increased trading volume on September 30, 2014. There were no transfers into or out of Level 1 or Level 2 during the three months ended September 30, 2014 for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund and Small Cap Diversified Value Fund. Transfers between Levels are recognized at the end of the reporting period.

Commitments. Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At September 30, 2014, the Capital Income Fund and High Yield Fund had outstanding bridge loan commitments of $125,000 and $8,100,000, respectively.

Item 2. Controls and Procedures.

(a)
The Registrant’s President / Principal Executive Officer and Treasurer / Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hotchkis and Wiley Funds

By (Signature and Title) /s/ Anna Marie Lopez
 Anna Marie Lopez
 President / Principal Executive Officer

Date 11/26/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Anna Marie Lopez
 Anna Marie Lopez
 President / Principal Executive Officer
Date 11/26/2014

By (Signature and Title) /s/ James Menvielle
 James Menvielle
 Treasurer / Principal Financial Officer

Date 11/26/2014